UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue,

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-490-9000

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2006

Item 1. Reports to Stockholders.

2006 ANNUAL REPORT

TIAA SEPARATE ACCOUNT VA-1

DECEMBER 31, 2006

Audited financial statements including summary portfolio of investments

Stock Index Account

SIGN UP FOR ELECTRONIC DELIVERY AT

www.tiaa-cref.org

PERFORMANCE OVERVIEW AS OF DECEMBER 31, 2006

		Average annual compound rates of total return
	Inception date	1 year	5 years	10 years	Since inception
EQUITIES
Stock Index Account	11/1/1994	14.94%	6.57%	8.14%	10.95%

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

Understanding this report

This report contains information about the TIAA Separate Account VA-1 and analyzes the account’s results for the year ended December 31, 2006. It has five main sections:

•	The performance overview on the inside front cover shows the account’s returns over a variety of time periods.

•

The letter from Edward Grzybowski, the chief investment officer of Teachers Advisors, Inc., the account’s investment adviser, explains how economic conditions affected investment returns in the United States during the twelve-month period.

•	The account performance section compares the account’s return with the returns of the account’s benchmark index and peer group.

•

The summary portfolio of investments lists the industries or types of securities in which the account had investments as of December 31, 2006, and the largest individual issues the account held on that date.

•	The financial statements contain detailed information about the operations and financial condition of the account.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. Please visit our website at www.tiaa-cref.org, or call 800 223-1200, for a prospectus that contains this and other important information. We urge you to read it carefully before investing.

Contents

Report to policyholders	2

More information for policyholders	4

Special terms	5

Important information about expenses	6

Account performance

Stock Index Account	8

Summary portfolio of investments	11

Financial statements

Statement of assets and liabilities	16

Statement of operations	17

Statement of changes in net assets	18

Notes to financial statements	19

Report of independent registered public accounting firm	25

Management	26

How to reach us	Inside back cover

Report to policyholders

The U.S. stock market got off to a strong start in 2006, but a sell-off during the second quarter erased many of those early gains. During the year’s second half, a vigorous global stock rally enabled U.S. stocks to score impressive results for the twelve-month period.

The Russell 3000® Index, which measures the broad U.S. market, advanced 15.7% for the year—nearly twice the 8.6% average annual return of the index over the decade that ended December 31, 2006, and the best performance that index had posted since 2003. U.S. stocks benefited from a double-digit increase in corporate profits, solid economic growth and, in the second half of the year, steady short-term interest rates.

U.S. economy shows resilience

Despite patches of weakness and a downturn in the housing market, the overall national economy continued to expand at a healthy pace in 2006. Initial estimates are that Gross Domestic Product rose 3.4% during the year.

After raising short-term interest rates four times during the first six months of 2006, the Federal Reserve held them steady for the rest of the year.

The price of oil, which peaked at $77 per barrel in mid-July, declined to $61 per barrel at year’s end—a 21% drop. In December, the overall inflation rate as measured by the Consumer Price Index was 2.5% on a year-over-year basis.

Level short-term interest rates and expectations of a cooling economy in 2007 lifted prices for both government and corporate bonds. The Lehman Brothers U.S. Aggregate Index, which measures the total return for investment-grade U.S. bonds, rose 4.3% for the year.

The market’s advance is broad-based

All twelve industry sectors of the Russell 3000 advanced, led by the 34.7% jump in the integrated oils sector. Four of the five largest sectors posted double-digit gains, including financial stocks, which made up nearly one-quarter of the index in terms of market capitalization and climbed 19.4%.

Investors continued to show a preference for value over growth issues: the 22.3% rise in value stocks was more than double the 9.5% gain of growth stocks. There was less variation among the returns of stocks of different capitalization sizes. Small caps rose 18.4%, while large caps and mid caps returned 15.5% and 15.3%, respectively.

The Russell 3000 Index, the account’s benchmark, includes stocks of all three cap sizes, but large caps account for about four-fifths of the index in terms of market capitalization.

2      |  2006 Annual Report     TIAA Separate Account VA-1

Edward J. Grzybowski

Chief Investment Officer

Teachers Advisors, Inc.

The average annual pretax return on assets for the companies of the Russell 3000, based on the previous five years, was 9.9%, up from 9.5% during 2005.

The account remains ahead of its peers

The Stock Index Account, the underlying investment of the TIAA Separate Account VA-1, uses an indexing strategy. It seeks a favorable long-term return from a diversified portfolio selected to track the overall market for common stocks in the United States. The account’s benchmark is the Russell 3000 Index.

The indexing approach has served the account well. For 2006 its 14.9% return was more than two percentage points ahead of the 12.8% average return of its peer group, the Morningstar Large Blend (VA) category. For the ten-year period ended December 31, 2006, the account posted an average annual return of 8.1%, versus the 6.1% average return of its Morningstar peer group.

While past performance is no guarantee of future results, the broad diversification that indexing provides enables a portfolio to capture the market’s gains when stocks move up and to avoid the worst losses of individual market sectors when stocks decline.

Indexing also helps keep an account’s expenses low, so investors receive a larger share of the portfolio’s earnings. Although lower expenses do not guarantee higher returns, the account’s annual expense charge of just 0.67% makes it an attractive choice for the cost-conscious investor.

Edward J. Grzybowski
Chief Investment Officer
Teachers Advisors, Inc.

TIAA Separate Account VA-1    2006 Annual Report  |      3

More information for policyholders

Portfolio listings

SEC rules intended to provide investors with more meaningful information about account performance allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. The account files complete portfolio listings with the SEC, which are available to policyholders.

You can obtain a complete list of TIAA Separate Account VA-1’s holdings (called “TIAA Separate Account VA-1 Statement of Investments”) as of the most recently completed fiscal quarter (currently for the period ended December 31, 2006) in the following ways:

•	by visiting the TIAA-CREF website at www.tiaa-cref.org; or

•	by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Stock Index Account’s holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	at the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

Proxy voting

The Separate Account’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our website at www.tiaa-cref.org, or on the SEC website at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found at our website or at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our homepage; by mail at TIAA-CREF, 730 Third Avenue, New York NY 10017–3206; or by phone at 800 223-1200.

Account management

TIAA Separate Account VA-1 is managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day operations of the account.

4      |  2006 Annual Report     TIAA Separate Account VA-1

Special terms

Annuities are designed for retirement savings or for other long-term goals. They offer several payment options, including lifetime income. Payments from variable annuities are not guaranteed, and the payment amounts will rise or fall depending on investment returns.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index, whose performance can be used as a standard by which to judge the performance of a variable annuity.*

Expense ratio is the amount that investors pay for the management of a variable annuity account. The amount is expressed as a percentage of the account’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization is the total value of a company’s outstanding stock. It is calculated by multiplying the total number of a company’s outstanding shares by the current market price per share.

Peer groups are groupings of variable annuities with similar objectives whose performance can be compared with that of an individual variable annuity with a similar objective.

Relative performance is the return of a variable annuity in relation to the return of its benchmark index.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Separate account is an account established by a life insurance company, separate from its general account, for the investments in nonguaranteed insurance and annuity products. In contrast, a life insurer’s general account supports products with principal and interest guarantees. Separate accounts generally are registered with the SEC as investment companies.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

*	Russell 3000 is a trademark and service mark of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

TIAA Separate Account VA-1    2006 Annual Report  |      5

Important information about expenses

As a TIAA Separate Account VA-1 contract owner, you incur only one of two potential types of costs.

•	You incur no transaction costs, including sales charges (loads) on contributions, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, and mortality and expense risk charges.

The example that appears on this page is intended to help you understand your ongoing costs (in dollars) of investing in the account. It is also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity contracts using the TIAA Separate Account VA-1. If those fees or expenses were included, the costs would be higher.)

The example assumes $1,000 was invested on July 1, 2006, and held for six months until December 31, 2006.

Actual expenses

The first line in the table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

Simply divide your beginning accumulation by $1,000 (for example, an $8,600 accumulation divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

	Stock Index Account expense example
	Starting account value (7/1/06)	Ending account value (12/31/06)	Expenses paid* (7/1/06–12/31/06)
Actual return	$1,000.00	$1,116.90	$3.59
5% annual hypothetical return	$1,000.00	1,021.78	3.43

*	“Expenses paid” is equal to the account’s annualized expense ratio of 0.67%, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the second half of 2006.

6      |  2006 Annual Report     TIAA Separate Account VA-1

DISCLOSURE

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and hypothetical expenses based on the account’s actual expense ratio for the six-month period and an assumed annual rate of return of 5% before expenses—which is not the account’s actual return.

Do not use the hypothetical account values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual account with ongoing costs of other variable annuity accounts and mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other accounts or funds.

TIAA Separate Account VA-1    2006 Annual Report  |      7

Stock Index Account  |  U.S. stocks

DISCUSSION

Performance in the twelve months ended December 31, 2006

The Stock Index Account returned 14.94% for the year, compared with the 15.72% gain of its benchmark, the Russell 3000® Index, and the 12.79% average return of the account’s peer group, the Morningstar Large Blend (VA) category, which tracked 3,949 variable annuities as of December 31, 2006.

Stocks sizzle in the second half of 2006

The broad U.S. stock market, as measured by the Russell 3000 Index, posted its best calendar-year return since 2003. Stock prices were propelled by continued growth in corporate earnings and falling energy prices. Most of the market’s climb occurred between August and December, when the index jumped 12.20% after a 3.13% rise through July.

Both growth and value stocks posted strong results across all three market-capitalization sizes, as defined by the Russell indexes. Small-cap value stocks led the pack with a 23.48% gain, while large-cap growth stocks trailed other categories, returning 9.07%.

However, U.S. stocks continued to trail foreign issues, which soared 26.34% in dollar terms, as measured by the MSCI EAFE® Index. For the ten-year period, the average annual return of the Russell 3000 was 8.64%, versus 7.71% for the EAFE in dollar terms.

Integrated oils lead a broad-based advance

All twelve benchmark sectors moved solidly upward, and ten produced double-digit gains. The largest sector, financial stocks, which made up nearly a quarter of the benchmark in terms of market capitalization at year’s end, climbed 19.4%. The next-largest sector, consumer discretionary, rose 12.3%, and the third-largest, technology, returned 10.9%.

The best-performing sectors, integrated oils and utilities, posted outsized gains of 34.7% and 30.5%, respectively. Although these two sectors together constituted only about 12% of the benchmark’s market capitalization on December 31, their exceptional performance contributed substantially to overall returns.

Largest stocks post strong results

In descending order according to cap size, the benchmark’s five-largest holdings performed as follows: ExxonMobil, 38.9%; General Electric, 8.9%; Citigroup, 19.4%; Microsoft, 15.3%; and Bank of America, 20.6%.

For the period, the account’s return was comparable to that of the benchmark, minus the effects of expenses and of some cash holdings for liquidity. The account had a risk profile similar to that of the benchmark.

8      |  2006 Annual Report     TIAA Separate Account VA-1

Stock Index Account  |  U.S. stocks

PERFORMANCE

Investment objective

This account seeks a favorable long-term return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.

Risks of this account

In addition to the risks of any equity investment—market risk and company risk—the account is subject to special risks, including index risk. For a complete discussion of risk, please see the prospectus.

The account’s benchmark

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

Performance as of December 31, 2006

	Average annual compound rates of total return*			Cumulative rates of total return*
	1 year	5 years	10 years	5 years	10 years
Stock Index Account	14.94%	6.57%	8.14%	37.47%	118.76%
Benchmark:
Russell 3000 Index[1]	15.72	7.16	8.64	41.35	129.08
Peer group:
Morningstar Large Blend (VA)	12.79	4.70	6.14	25.83	81.48

*	The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.
[1]	Russell 3000 is a trademark and service mark of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

Account facts

Inception date	11/1/1994
Net assets (12/31/2006)	$996.04 million
Total annual expense ratio*	0.67%

*	The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without this waiver, the account’s total annual expense ratio would be 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% per year, the total annual expense ratio will never exceed 1.50%.

Portfolio breakdown by company size

As of 12/31/2006	Percent of portfolio investments
Over $5 billion	83.03
$1 billion–$5 billion	13.54
Under $1 billion	3.43

Total	100.00

TIAA Separate Account VA-1    2006 Annual Report  |      9

Stock Index Account  |  U.S. stocks

PERFORMANCE

$10,000 over 10 years

An investment of $10,000 in this account on January 1, 1997, would have grown to $21,876 as of December 31, 2006, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period.

Calendar year total returns

Best quarter: 21.46%, for the quarter ended December 31, 1998

Worst quarter: –17.24%, for the quarter ended September 30, 2002

10      |  2006 Annual Report     TIAA Separate Account VA-1

Stock Index Account	Summary portfolio of investments December 31, 2006

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS		$41	0.00	%**

	AGRICULTURAL PRODUCTION-LIVESTOCK		116	0.01

	AMUSEMENT AND RECREATION SERVICES		2,169	0.22

	APPAREL AND ACCESSORY STORES		7,100	0.71

	APPAREL AND OTHER TEXTILE PRODUCTS		1,966	0.20

	AUTO REPAIR, SERVICES AND PARKING		613	0.06

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		1,859	0.19

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc	134,244	5,391	0.54
	Other		3,880	0.39

			9,271	0.93

	BUSINESS SERVICES
*	Google, Inc (Class A)	13,264	6,108	0.61
	Microsoft Corp	562,991	16,811	1.69
*	Oracle Corp	251,749	4,315	0.43
	Other		42,692	4.29

			69,926	7.02

	CHEMICALS AND ALLIED PRODUCTS
	Abbott Laboratories	96,701	4,710	0.47
*	Amgen, Inc	74,759	5,107	0.51
	Merck & Co, Inc	138,509	6,039	0.61
	Pfizer, Inc	464,782	12,038	1.21
	Procter & Gamble Co	208,192	13,380	1.34
	Wyeth	85,265	4,342	0.44
	Other		45,117	4.53

			90,733	9.11

	COAL MINING		1,638	0.16

	COMMUNICATIONS
	AT&T, Inc	246,550	8,814	0.89
	BellSouth Corp	114,603	5,399	0.54
*	Comcast Corp (Class A)	123,496	5,228	0.52
	Verizon Communications, Inc	186,377	6,941	0.70
	Other		22,141	2.22

			48,523	4.87

	DEPOSITORY INSTITUTIONS
	Bank of America Corp	289,512	15,457	1.55
	Citigroup, Inc	315,391	17,567	1.76
	JPMorgan Chase & Co	220,315	10,641	1.07
	US Bancorp	112,754	4,081	0.41
	Wachovia Corp	119,613	6,812	0.69
	Wells Fargo & Co	213,010	7,575	0.76
	Other		39,035	3.92

			101,168	10.16

	EATING AND DRINKING PLACES		9,619	0.97

SEE NOTES TO FINANCIAL STATEMENTS	TIAA Separate Account VA-1 2006 Annual Report	11

Stock Index Account	Summary portfolio of investments December 31, 2006	continued

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	EDUCATIONAL SERVICES		$1,144	0.11%

	ELECTRIC, GAS, AND SANITARY SERVICES		41,316	4.15

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Apple Computer, Inc	54,133	4,593	0.46
*	Cisco Systems, Inc	387,140	10,580	1.06
	Intel Corp	368,736	7,467	0.75
	Qualcomm, Inc	106,141	4,011	0.41
	Other		33,678	3.38

			60,329	6.06

	ENGINEERING AND MANAGEMENT SERVICES		7,789	0.78

	ENVIRONMENTAL QUALITY AND HOUSING		14	0.00	**

	FABRICATED METAL PRODUCTS		3,851	0.39

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	129,182	6,233	0.63
	PepsiCo, Inc	104,737	6,551	0.66
	Other		14,654	1.47

			27,438	2.76

	FOOD STORES		2,331	0.23

	FORESTRY		1,293	0.13

	FURNITURE AND FIXTURES		3,030	0.30

	FURNITURE AND HOME FURNISHINGS STORES		1,898	0.19

	GENERAL BUILDING CONTRACTORS		3,622	0.36

	GENERAL MERCHANDISE STORES
	Wal-Mart Stores, Inc	155,912	7,200	0.72
	Other		9,465	0.95

			16,665	1.67

	HEALTH SERVICES		14,610	1.47

	HEAVY CONSTRUCTION, EXCEPT BUILDING		151	0.02

	HOLDING AND OTHER INVESTMENT OFFICES
	iShares Russell 3000 Index Fund	67,000	5,497	0.55
	Other		26,729	2.69

			32,226	3.24

	HOTELS AND OTHER LODGING PLACES		5,779	0.58

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	47,811	3,726	0.37
*	Dell, Inc	146,373	3,673	0.37
d	General Electric Co	660,489	24,577	2.47
	Hewlett-Packard Co	177,675	7,318	0.73
	International Business Machines Corp	98,350	9,555	0.96
	Other		24,300	2.44

			73,149	7.34

12	2006 Annual Report TIAA Separate Account VA-1	SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Account	Summary portfolio of investments December 31, 2006	continued

COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

INSTRUMENTS AND RELATED PRODUCTS
Johnson & Johnson	187,793	$12,398	1.25%
Medtronic, Inc	76,525	4,095	0.41
Other		25,411	2.55

		41,904	4.21

INSURANCE AGENTS, BROKERS AND SERVICE		4,255	0.43

INSURANCE CARRIERS
American International Group, Inc	139,711	10,012	1.01
UnitedHealth Group, Inc	85,342	4,585	0.46
Other		31,273	3.14

		45,870	4.61

JUSTICE, PUBLIC ORDER AND SAFETY		226	0.02

LEATHER AND LEATHER PRODUCTS		1,429	0.14

LEGAL SERVICES		111	0.01

LOCAL AND INTERURBAN PASSENGER TRANSIT		158	0.02

LUMBER AND WOOD PRODUCTS		328	0.03

METAL MINING		3,971	0.40

MISCELLANEOUS MANUFACTURING INDUSTRIES		2,208	0.22

MISCELLANEOUS RETAIL		12,174	1.22

MOTION PICTURES
Time Warner, Inc	252,540	5,500	0.55
Walt Disney Co	132,119	4,528	0.46
Other		5,410	0.54

		15,438	1.55

NONDEPOSITORY INSTITUTIONS
American Express Co	68,585	4,161	0.41
Fannie Mae	61,742	3,667	0.37
Other		10,338	1.04

		18,166	1.82

NONMETALLIC MINERALS, EXCEPT FUELS		817	0.08

OIL AND GAS EXTRACTION		16,907	1.70

PAPER AND ALLIED PRODUCTS		5,086	0.51

PERSONAL SERVICES		1,517	0.15

PETROLEUM AND COAL PRODUCTS
Chevron Corp	140,597	10,338	1.04
ConocoPhillips	104,611	7,527	0.76
Exxon Mobil Corp	384,161	29,438	2.95
Other		15,135	1.52

		62,438	6.27

PRIMARY METAL INDUSTRIES		8,828	0.89

PRINTING AND PUBLISHING		6,260	0.63

RAILROAD TRANSPORTATION		5,897	0.59

REAL ESTATE		1,216	0.12

SEE NOTES TO FINANCIAL STATEMENTS	TIAA Separate Account VA-1 2006 Annual Report	13

Stock Index Account	Summary portfolio of investments December 31, 2006	continued

COMPANY	SHARES	VALUE (000)		% OF NET ASSETS

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		$1,700		0.17%

SECURITY AND COMMODITY BROKERS
Goldman Sachs Group, Inc	24,193	4,823		0.48
Merrill Lynch & Co, Inc	58,397	5,437		0.55
Morgan Stanley	67,853	5,525		0.56
Other		15,855		1.59

		31,640		3.18

SOCIAL SERVICES		123		0.01

SPECIAL TRADE CONTRACTORS		490		0.05

STONE, CLAY, AND GLASS PRODUCTS		926		0.09

TEXTILE MILL PRODUCTS		52		0.01

TOBACCO PRODUCTS
Altria Group, Inc	132,424	11,365		1.14
Other		1,798		0.18

		13,163		1.32

TRANSPORTATION BY AIR		4,770		0.48

TRANSPORTATION EQUIPMENT
Boeing Co	50,645	4,499		0.45
United Technologies Corp	64,067	4,005		0.40
Other		16,897		1.70

		25,401		2.55

TRANSPORTATION SERVICES		1,861		0.19

TRUCKING AND WAREHOUSING		4,088		0.41

WATER TRANSPORTATION		598		0.06

WHOLESALE TRADE-DURABLE GOODS		3,687		0.37

WHOLESALE TRADE-NONDURABLE GOODS		8,173		0.82

TOTAL COMMON STOCKS	(Cost $660,673)	993,253		99.72

WARRANTS
COMMUNICATIONS		0	^	0.00	**

TOTAL WARRANTS	(Cost $0)	0	^	0.00	**

14	2006 Annual Report TIAA Separate Account VA-1	SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Account	Summary portfolio of investments December 31, 2006	concluded

	COMPANY	SHARES	VALUE (000)	% OF NET ASSETS

	SHORT-TERM INVESTMENTS
†	U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES		$1,395	0.14%

	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
v	State Street Navigator Securities Lending Prime Portfolio	60,398,852	60,399	6.06

			60,399	6.06

	TOTAL SHORT-TERM INVESTMENTS	(Cost $61,794)	61,794	6.20

	TOTAL PORTFOLIO	(Cost $722,467)	1,055,047	105.92
	OTHER ASSETS & LIABILITIES, NET		(59,003)	(5.92)

	NET ASSETS		$996,044	100.00%

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
†	Notes have a rate of 4.800%–5.128% and mature 01/02/07–02/21/07.
d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.
v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA Separate Account VA-1 2006 Annual Report	15

Statement of assets and liabilities	TIAA Separate Account VA-1 December 31, 2006

(amounts in thousands, except amounts per accumulation unit)	Stock Index Account

ASSETS
Investments, at cost	$722,467
Net unrealized appreciation of investments	332,580
Investments, at value (including securities loaned of $58,513)	1,055,047
Cash	106
Dividends and interest receivable	1,286
Receivable from securities sold	1,936
Amounts due from TIAA/TIAA-CREF Life and related entities	80
Other	14
Total assets	1,058,469

LIABILITIES
Payable for collateral for securities on loan—Note 1	60,399
Payable for securities purchased	2,014
Amount due to investment advisor	5
Payable for variation margin on open futures contracts	7
Total liabilities	62,425

NET ASSETS
Accumulation Fund	$996,044

Accumulation units outstanding—Notes 4 and 5	10,882

Net asset value per accumulation unit—Note 4	$91.49

16	2006 Annual Report TIAA Separate Account VA-1	SEE NOTES TO FINANCIAL STATEMENTS

Statement of operations	TIAA Separate Account VA-1 December 31, 2006

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Income:
Securities lending income, net	$89
Dividends	16,936
Foreign taxes withheld	(1)
Total income	17,024

EXPENSES—Note 2:
Investment Advisory charges	2,830
Administrative expenses	1,913
Mortality and expense risk charges	3,773
Total expenses before waiver	8,516
Investment advisory charges waived	(2,175)
Net expenses	6,341
Investment income—net	10,683

REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS—Note 3
Net realized gain (loss) on:
Portfolio investments	18,362
Futures transactions	(1)
Net realized gain on total investments	18,361
Net change in unrealized appreciation on:
Portfolio investments	103,025
Futures transactions	4
Net change in unrealized appreciation on total investments	103,029
Net realized and unrealized gain on total investments	121,390
Net increase in net assets resulting from operations	$132,073

SEE NOTES TO FINANCIAL STATEMENTS	TIAA Separate Account VA-1 2006 Annual Report	17

Statement of changes in net assets	TIAA Separate Account VA-1

	Stock Index Account
	Years Ended December 31,
(amounts in thousands)	2006	2005

FROM OPERATIONS
Investment income-net	$10,683	$10,066
Net realized gain on investments	18,361	10,192
Net change in unrealized appreciation on investments	103,029	27,374
Net increase in net assets resulting from operations	132,073	47,632

FROM CONTRACTOWNER TRANSACTIONS
Premiums	19,322	26,572
Net contractowner transfers from (to) fixed account	(20,047)	(18,712)
Withdrawals and death benefits	(58,505)	(47,769)
Net increase (decrease) in net assets resulting from contractowner transactions	(59,230)	(39,909)
Net increase in net assets	72,843	7,723

NET ASSETS
Beginning of year	923,201	915,478
End of year	$996,044	$923,201

18	2006 Annual Report TIAA Separate Account VA-1	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements	TIAA Separate Account VA-1 Stock Index Account

Note 1—significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994, under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market. The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles, which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of investments:  Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service, which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments with maturities of 60 days or less are valued on an amortized cost basis or at market value if market value is materially different from amortized cost. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Management Committee if events materially affecting their value occur between the time their price is determined and the time the Account’s net asset value is calculated. The fair value of securities may be determined with the assistance of a pricing service, which attempts to calculate a fair value for securities based on numerous factors including correlations of a security’s price with securities’ indices and other appropriate indicators, such as American Depositary Receipts and futures contracts. Other factors may also be considered in determining fair value, such as fundamental analytical data, market and trading trends, and public trading of similar securities of the issuer or comparable issuers. Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Management Committee.

TIAA Separate Account VA-1 2006 Annual Report	19

Notes to financial statements	continued

Accounting for investments and investment income:  Security transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Account is informed of the ex-dividend date. Realized gains and losses on security transactions are calculated on the identified cost basis.

Accounting for real estate investment trusts:  The Account may own shares of Real Estate Investment Trusts (“REITs”). REITs report information on the source of their distributions once per year, in January. Such distributions may include one or more of the following components: ordinary income, long-term capital gains or a return of capital. The Account has estimated what the components of these REITs distributions are and has reflected these amounts accordingly in the financial statements.

Securities lending:  The Account may lend portfolio securities to qualified institutions and brokers. By lending investment securities, the Account attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral. The loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Account continues to receive income on the securities loaned and receive additional income from the lending transaction. The Account has the right under the lending agreement to recover the securities from the borrower on demand. The cash collateral is invested in accordance with the investment guidelines contained in the securities lending agreement. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

On July 27, 2006, the TIAA Separate Account VA-1 entered into a four year agreement with State Street Bank and Trust Company to engage in securities lending transactions. Under the terms of the agreement, the Account may lend portfolio securities to qualified borrowers consisting of financial institutions and brokers. By lending such securities, the Account will attempt to increase its net investment income through the receipt of interest on collateral (after rebates and fees). The loans will be secured by collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of the securities loaned for foreign securities. All cash collateral is invested in the State Street Bank Navigator Securities Lending Prime Portfolio.

Futures contracts:  The Account may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index

20	2006 Annual Report TIAA Separate Account VA-1

Notes to financial statements	continued

or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Federal income taxes:  VA-1 is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no material federal income tax liability.

Investment transactions with affiliates:  The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Management Committee, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification:  In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the Managers and Officers of the TIAA Separate Account VA-1 are indemnified against certain liabilities that may arise out of their duties to the TIAA Separate Account VA-1. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be minimal.

Note 2—management agreements

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. (“TPIS”), also a wholly owned subsidiary of TIAA, which is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily

TIAA Separate Account VA-1 2006 Annual Report	21

deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the net assets of the Account (prior to July 1, 2003, this daily charge was 0.10%). Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50%.

Note 3—investments

At December 31, 2006, the market value of securities loaned and collateral received in connection therewith was comprised as follows:

Market value of securities loaned	$58,512,620
Cash collateral	$60,398,852

At December 31, 2006, the net unrealized appreciation on investments was $332,580,228, consisting of gross unrealized appreciation of $392,286,480 and gross unrealized depreciation of $59,706,252.

Purchases and sales of securities, other than short-term money market instruments, for the year ended December 31, 2006, were $65,722,409 and $115,881,661, respectively.

At December 31, 2006, the Account held open futures contracts as follows:

	Number of Open Contracts	Market Value	Expiration Date	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index	3	$238,470	March 2007	$(2,227)
E-mini S&P 500 Index	12	857,040	March 2007	2,713
E-mini S&P Mid 400 Index	2	162,260	March 2007	(3,194)
				$(2,708)

22	2006 Annual Report TIAA Separate Account VA-1

Notes to financial statements	continued

Notes to financial statements	continued

Note 4—financial information

Selected financial information for an Accumulation Unit of the Account is presented below.

	Years Ended December 31,
	2006	2005	2004	2003	2002

Per Accumulation Unit Data:*
Investment income	$1.568	$1.378	$1.359	$1.041	$0.965
Expenses	0.584	0.519	0.468	0.310	0.218
Investment income—net	0.984	0.859	0.891	0.731	0.747
Net realized and unrealized gain (loss) on investments	10.909	3.222	6.727	15.066	(15.200)
Net increase (decrease) in Accumulation Unit Value	11.893	4.081	7.618	15.797	(14.453)
Accumulation Unit Value:
Beginning of year	79.599	75.518	67.900	52.103	66.556
End of year	$91.492	$79.599	$75.518	$67.900	$52.103

TOTAL RETURN*	14.94%	5.40%	11.22%	30.32%	(21.72%)
Ratio of expense to average net assets before expense waiver	0.90%	0.90%	0.90%	0.76%	0.60%
Ratio of expense to average net assets after expense waiver	0.67%	0.67%	0.67%	0.53%	0.37%
Ratio of net investment income to average net assets	1.13%	1.12%	1.28%	1.26%	1.27%
Portfolio turnover rate	6.95%	6.37%	4.90%	4.14%	5.33%
Accumulation Units outstanding at end of year (in thousands)	10,882	11,598	12,123	12,176	11,801
Net assets at end of year (in thousands)	$996,044	$923,201	$915,478	$826,747	$614,853

*	Based on per accumulation unit data.

Note 5—accumulation units

Changes in the number of Accumulation Units outstanding were as follows:

	Years Ended December 31,
	2006	2005
Accumulation Units:
Credited for premiums	222,075	347,776
Cancelled for transfers and disbursements	(938,409)	(873,162)
Outstanding:
Beginning of year	11,598,107	12,123,493
End of year	10,881,773	11,598,107

TIAA Separate Account VA-1 2006 Annual Report	23

Notes to financial statements	concluded

Note 6—line of credit

The Account participates in a $1.5 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of contract owner withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by Advisors. Interest associated with any borrowing under the facility by the Account is charged to the borrowing account at rates that are based on the Federal Funds Rate in effect during the time of the borrowing. The Account is not liable for borrowings under the facility by affiliated accounts or mutual funds. During the year ended December 31, 2006, the Account did not borrow under this facility.

Note 7—new accounting pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 establishes for all entities, including pass-through entities such as VA-1, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including what jurisdiction the entity may be taxable in), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management continues to evaluate the application of the interpretation to the Account, and is not in a position at this time to estimate the significance of its impact, if any, on the Account’s financial statements.

In September 2006, FASB issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). This new standard applies to all entities that follow US GAAP and their valuation techniques for assets and liabilities. SFAS defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. SFAS is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Accounts’ financial statements.

24	2006 Annual Report TIAA Separate Account VA-1

Report of independent registered public accounting firm

To the Management Committee and Contractowners of

TIAA Separate Account VA-1:

In our opinion, the accompanying statement of assets and liabilities, including the summary portfolio of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Stock Index Account of TIAA Separate Account VA-1 (hereafter referred to as “VA-1”) at December 31, 2006, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of VA-1’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

March 1, 2007

TIAA Separate Account VA-1 2006 Annual Report	25

Management	Members and officers of the TIAA Separate Account VA-1 (unaudited)

Below are the Current TIAA Separate Account VA-1 Management Committee members and officers:

DISINTERESTED TRUSTEES

Name, address and age	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by member	Other directorships held by member
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 Date of Birth (“DOB”): 4/25/54	Member	Indefinite term. Member since 2006.	Retired. Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	66	Director and member of the Investment Committee, the Maine Coast Heritage Trusts and the Boston Athaneum; Investment Committee member, Gulf of Maine Research Institute, Maine Community Foundation and Carnegie Endowment for International Peace.
Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Member	Indefinite term. Member since 2005.	President, and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment advisor).	66	None
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Member	Indefinite term. Member since 2005.	James S. Reid, Jr. Professor of Law (since 2004) and Vice Dean for Budget (since 2003) and on the faculty (since 1989) of Harvard Law School.	66	None

26	2006 Annual Report TIAA Separate Account VA-1

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Chairman of the Management Committee, Member	Indefinite term. Member since 2001.	President and Founder (since October 2006) of NLJ Advisors, Inc. (investment advisor). Formerly, President and Managing Principal, Windermere Investment Associates (1997–June 2006), Chairman and Chief Executive Officer, CTC Consulting, Inc. (1994–1997) and Executive Vice President, U.S. Trust Company of the Pacific Northwest (1993–1997).	66	Director and Chairman of the Okabena Company (financial services).
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Member	Indefinite term. Member since 2003.	Independent Consultant for Merrill Lynch (since 2003). Formerly, Chairman, Oppenheimer Funds, Inc. (2000–2001). Chief Executive Officer (1995–2001); President (1991–2000); and Chief Operating Officer (1989–1995) of that firm.	66	Director, J Sainsbury plc (food retailer), Prudential plc, International Advisory Board, British-American Business Council and Federal National Mortgage Association (Fannie Mae).
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Member	Indefinite term. Member since 2006.	Head (since 2006) and Associate Head (1994–2000 and 2001–2006) Economics Department, Massachusetts Institute of Technology (MIT), Mitsui Professor of Economics, MIT (1996–present). Program Director, National Bureau of Economic Research (1990–present).	66	The Jeffrey Company (unregistered investment company)
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Member	Indefinite term. Member since 2001.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, CEO and CIO, NCM Capital Management Group, Inc. (since 1991); and Chairman and CEO, NCM Capital Advisers Inc. (since 2003).	66	Director, SCANA Corporation (energy holding company) and M&F Bancorp, Inc.

TIAA Separate Account VA-1 2006 Annual Report	27

Management	Members and officers of the TIAA Separate Account VA-1 (unaudited)	continued

DISINTERESTED TRUSTEES—continued

Name, address and age	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by member	Other directorships held by member
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Member	Indefinite term. Member since 2006.	Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002–present), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (2000–present); Professor, University of Texas at Austin (1987–present); Fellow, Financial Management Association (2002–present). Associate Dean for Research (2001–2002), Associate Director of Research, the Center for International Business Education and Research, University of Texas at Austin (2002–2003) and Director of the Bureau of Business Research, University of Texas at Austin (2001–2002).	66	None

28	2006 Annual Report TIAA Separate Account VA-1

OFFICERS

Name, address and age	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Herbert M. Allison, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 8/2/43	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2002.

Chairman, President and Chief Executive Officer of TIAA and President and Chief Executive Officer of CREF and TIAA Separate Account VA-1 (since 2002). Formerly, President and Chief Executive Officer of TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds (2002- 2/2007). President and Chief Executive Officer of Alliance for 8 Lifelong Learning, Inc. (2000-2002), President, Chief Operating Officer and Member of the Board of Directors of Merrill Lynch & Co., Inc. (1997-1999).

Gary Chinery TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/28/49	Vice President and Treasurer	One-year term. Vice President and Treasurer since 2004.

Vice President and Treasurer of TIAA, CREF and TIAA Separate Account VA-1 (since 2004), Vice President (since 2004) and Treasurer (2004-2/2007) of TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds (these investment companies, along with CREF and TIAA Separate Account VA-1, are collectively referred to as the “TIAA-CREF Funds Complex”). Formerly, Second Vice President and Associate Treasurer (1998-2003) of Teachers Advisors, Inc. (“Advisors”), TIAA-CREF Investment Management, LLC (“Investment Management”), TIAA-CREF Individual Institutional Services, LLC (“Services”), Teachers Personal Investors Services, Inc. (“TPIS”), TIAA-CREF Tuition Financing, Inc. (“Tuition Financing”), TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) and TCT Holdings, Inc.

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	Executive Vice President	One-year term. Executive Vice President since 1997.

Principal Executive Officer and President of TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds (since 2/2007); Executive Vice President (since 1999) of TIAA, CREF and TIAA Separate Account VA-1, and Head of Asset Management (since 2006). Executive Vice President of the TIAA-CREF Funds Complex (2006-2/2007), Director of TPIS and Advisors, President and Chief Executive Officer of Investment Management and Advisors, and Manager of Investment Management. Formerly, Manager of TIAA Realty Capital Management, LLC (2004-2006), Chief Investment Officer of TIAA (2004-2006) and the TIAA-CREF Funds Complex (2003-2005) and Executive Vice President of CREF Investments (since 1997).

I. Steven Goldstein TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/24/52	Executive Vice President	One-year term. Executive Vice President since 2003.	Executive Vice President, Public Affairs, of TIAA and the TIAA-CREF Funds Complex (since 2003). Director of TIAA-CREF Life (2003-2006). Formerly, Advisor for McKinsey & Company (2003); Vice President, Corporate Communications for Dow Jones & Co. and The Wall Street Journal (2001–2002); and Senior Vice and Chief Communications Officer for Insurance Information Institute (1993–2001).
E. Laverne Jones TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/7/49	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since 1999.	Vice President and Corporate Secretary of TIAA and the TIAA-CREF Funds Complex (since 1999).

TIAA Separate Account VA-1 2006 Annual Report	29

Management	Members and officers of the TIAA Separate Account VA-1 (unaudited)	concluded

OFFICERS—continued

Name, address and age	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Susan S. Kozik TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 8/20/57	Executive Vice President	One-year term. Executive Vice President since 2003.	Executive Vice President and Chief Technology Officer of TIAA and the TIAA-CREF Funds Complex (since 2003). Formerly, Vice President of IT Operations and Services, Lucent Technologies (2000–2003; and Senior Vice President and Chief Technology Officer, Penn Mutual Life Insurance Company (1997–2000).
George W. Madison TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/17/53	Executive Vice President and General Counsel	One-year term. Executive Vice President and General Counsel since 2003.	Executive Vice President and General Counsel of TIAA and the TIAA-CREF Funds Complex (since 2003). Formerly, Executive Vice President, Corporate Secretary, and General Counsel of Comerica Incorporated (1997–2003).
Erwin W. Martens TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/18/56	Executive Vice President	One-year term. Executive Vice President since 2003.	Executive Vice President, Risk Management, of TIAA and the TIAA-CREF Funds Complex (since 2003). Director of Advisors, TPIS, and Manager of Investment Management. Formerly, Managing Director and Chief Risk Officer, Putnam Investments (1999–2003); and Head and Deputy Head of Global Market Risk Management (1997–1999).
Frances Nolan TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 8/4/57	Executive Vice President	One-year term. Executive Vice President since 2001.	Executive Vice President, Individual Client Services, of TIAA and the TIAA-CREF Funds Complex (since 2006). President, Chief Executive Officer and Manager of Services. Formerly, Executive Vice President, Client Services, of TIAA and the TIAA-CILEF Fund Complex (2003–2005); Director of TPIS, Tuition Financing and TIAA-CREF Life. Formerly, Executive Vice President, Retirement Services, CREF and TIAA, (2000–2003); Vice President, Eastern Division (1994–2000).
Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One-year term. Executive Vice President since 2003.	Executive Vice President, Human Resources, of TIAA and the TIAA-CREF Fund Complex (since 2003). Director, TIAA-CREF Life. Formerly, First Vice President and Head of Human Resources, International Private Client Division, Merrill Lynch & Co. (1999–2003); and Vice President and Head of Human Resources, Japan Morgan Stanley (1998–1999).

30	2006 Annual Report TIAA Separate Account VA-1

Eric C. Oppenheim TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 7/31/48	Vice President and Acting Chief Compliance Officer	One-year term. Vice President and Acting Chief Compliance Officer since 2005.	Vice President and Acting Chief Compliance Officer of the TIAA-CREF Fund Complex, and Services (since 2005). Vice President, Compliance Officer of Investment Management and Advisors, Tuition Financing and Chief Compliance Officer, Advisors and Services (2005–2006); Vice President and Compliance Officer of TIAA (2004–2005); First Vice President and Manager of Compliance and Centralized Trust Functions, Private Banking Division Comerica Incorporated (2001–2004), Manager of Compliance and Regulatory Affairs, Investment Banking Division, Comerica Incorporated (1993–2001).
Georganne C. Proctor TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/25/56	Executive Vice President and Chief Financial Officer	One-year term. Executive Vice President and Chief Financial Officer since 2006.	Executive Vice President and Chief Financial Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2006). Manager and Executive Vice President of Investment Management, Director and Vice President of TPIS and Advisors (since 2006). Formerly Executive Vice President and Chief Financial Officer of Life Funds, TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds (2006–2/2007); Executive Vice President, Finance, Golden West Financial Corporation (2002-2006) and Senior Vice President, Chief Financial Officer and Director, Bechtel Group, Inc. (1999-2002).
Bertram L. Scott TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/26/51	Executive Vice President	One-year term. Executive Vice President since 2001.	Executive Vice President, Strategy Implementation and Policy of TIAA and the TIAA-CREF Fund Complex (since 2006). Director and President of TIAA-CREF Enterprises, Inc. Formerly, Executive Vice President, Product Management of TIAA and TIAA-CREF Fund Complex (2000–2005); President and Chief Executive Officer, Horizon Mercy (1996–2000).
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since January 2006.	Executive Vice President, Institutional Client Services (since January 2006). Director of Tuition Financing and Manager of Services. Formerly Senior Vice President, Pension Products (2003–2006), Vice President, Support Services (1998–2003), of TIAA and the TIAA-CREF Fund Complex.

The Account’s Statement of Additional Information (SAI) includes additional information about the Accounts’ members and is available, without charge, upon request, by calling 800 223-1200.

TIAA Separate Account VA-1 2006 Annual Report	31

HOW TO REACH US

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800 842-2252

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TELEPHONE COUNSELING CENTER

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800 842-2776

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PLANNING AND SERVICE CENTER

TIAA-CREF Mutual Funds, after-tax annuities and life insurance

800 223-1200

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FOR HEARING- OR SPEECH-IMPAIRED PARTICIPANTS

800 842-2755

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TIAA-CREF BROKERAGE SERVICES

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

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TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

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TIAA-CREF TUITION FINANCING, INC.

Tuition financing programs

888 381-8283

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TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. You should consider the investment objectives, risks, charges and expenses carefully before investing. Please call 800 223-1200 for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC, member NASD/SIPC. TIAA-CREF Trust Company, FSB, provides trust services. TIAA-CREF Tuition Financing, Inc. (TFI) is the program manager for 529 college savings plans. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

©2007 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

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A10845

2/07

Item 2. Code of Ethics.

2(a) The Board of Trustees of the College Retirement Equities Fund (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

3(b) Maceo K. Sloan is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PricewaterhouseCoopers for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2005 and December 31, 2006, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $90,000 and $120,000, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2005 and December 31, 2006, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2005 and December 31, 2006, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $544,000 and $834,000, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2005 and December 31, 2006, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0.

For the fiscal years ended December 31, 2005 and December 31, 2006, the Tax Fees billed by PwC to the Fund Service Providers were $10,000 and 10,000, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2005 and December 31, 2006, PwC’s aggregate fees for all other services to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2005 and December 31, 2006, the Other Fees billed by PwC to the Fund Service Providers were $10,000 and $101,200, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2006 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2006 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2006 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2005 and December 31, 2006, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $564,000 and $945,200, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

STATEMENT OF INVESTMENTS

December 31, 2006

SHARES			RATE	MATURITY DATE	VALUE (000)

COMMON STOCKS - 99.72%
AGRICULTURAL PRODUCTION-CROPS - 0.00%**
2,584	e*	Chiquita Brands International, Inc			$41

		TOTAL AGRICULTURAL PRODUCTION-CROPS			41

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
2,370	e	Pilgrim’s Pride Corp			70
26		Seaboard Corp			46

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK			116

AMUSEMENT AND RECREATION SERVICES - 0.22%
3,321	e*	Bally Technologies, Inc			62
2,424	e*	Bally Total Fitness Holding Corp			6
1,293	*	Century Casinos, Inc			14
433		Churchill Downs, Inc			19
978		Dover Downs Gaming & Entertainment, Inc			13
967		Dover Motorsports, Inc			5
11,914		Harrah’s Entertainment, Inc			986
2,272		International Speedway Corp (Class A)			116
1,482	e*	Lakes Entertainment, Inc			16
1,909	*	Leapfrog Enterprises, Inc			18
1,967	e*	Life Time Fitness, Inc			95
3,817	*	Live Nation, Inc			86
3,185	e*	Magna Entertainment Corp			14
3,301	e*	Marvel Entertainment, Inc			89
1,437	*	MTR Gaming Group, Inc			18
1,472	e*	Multimedia Games, Inc			14
4,563	*	Penn National Gaming, Inc			190
3,031	*	Pinnacle Entertainment, Inc			100
4,554	e*	Six Flags, Inc			24
1,000		Speedway Motorsports, Inc			38
5,856		Warner Music Group Corp			134
4,762		Westwood One, Inc			34
1,562	*	WMS Industries, Inc			54
1,461		World Wrestling Entertainment, Inc			24

		TOTAL AMUSEMENT AND RECREATION SERVICES			2,169

APPAREL AND ACCESSORY STORES - 0.71%
5,601		Abercrombie & Fitch Co (Class A)			390
3,228	*	Aeropostale, Inc			100
11,052		American Eagle Outfitters, Inc			345
4,458	*	AnnTaylor Stores Corp			146
1,533	e	Bebe Stores, Inc			30
1,896		Brown Shoe Co, Inc			91
500		Buckle, Inc			25
664	*	Cache, Inc			17
3,130	*	Carter’s, Inc			80
2,400	e*	Casual Male Retail Group, Inc			31
2,074		Cato Corp (Class A)			47
806	*	Charlotte Russe Holding, Inc			25
7,700	*	Charming Shoppes, Inc			104
11,568	*	Chico’s FAS, Inc			239
1,410	*	Children’s Place Retail Stores, Inc			90
2,493		Christopher & Banks Corp			47
404	e*	Citi Trends, Inc			16
6,369		Claire’s Stores, Inc			211
290		DEB Shops, Inc			8
3,000	*	Dress Barn, Inc			70

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

1,051	e*	DSW, Inc (Class A)			$41
2,704		Finish Line, Inc (Class A)			39
10,029		Foot Locker, Inc			220
33,678		Gap, Inc			657
6,129	*	Hanesbrands, Inc			145
2,222	*	HOT Topic, Inc			30
1,100	*	J Crew Group, Inc			42
1,539	e*	Jo-Ann Stores, Inc			38
1,141	e*	JOS A Bank Clothiers, Inc			33
20,669	*	Kohl’s Corp			1,414
21,985	e	Limited Brands, Inc			636
888	*	New York & Co, Inc			12
15,124		Nordstrom, Inc			746
4,702	*	Pacific Sunwear Of California, Inc			92
3,907	*	Payless Shoesource, Inc			128
8,932		Ross Stores, Inc			262
517	*	Shoe Carnival, Inc			16
1,898		Stage Stores, Inc			58
1,200	e	Talbots, Inc			29
2,189	*	Tween Brands, Inc			87
1,345	*	Under Armour, Inc (Class A)			68
7,238	e*	Urban Outfitters, Inc			167
4,270	*	Wet Seal, Inc (Class A)			28

		TOTAL APPAREL AND ACCESSORY STORES			7,100

APPAREL AND OTHER TEXTILE PRODUCTS - 0.20%
762	e	Columbia Sportswear Co			42
1,351	e*	Guess ?, Inc			86
2,122	*	Gymboree Corp			81
1,589	*	Hartmarx Corp			11
6,870		Jones Apparel Group, Inc			230
1,658		Kellwood Co			54
6,744	e	Liz Claiborne, Inc			293
927	*	Maidenform Brands, Inc			17
3,569		Phillips-Van Heusen Corp			179
3,780		Polo Ralph Lauren Corp			293
7,612	*	Quiksilver, Inc			120
836	e*	True Religion Apparel, Inc			13
5,673		VF Corp			466
3,191	*	Warnaco Group, Inc			81

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS			1,966

AUTO REPAIR, SERVICES AND PARKING - 0.06%
646	e*	Amerco, Inc			56
700	e	Bandag, Inc			35
1,061	e	Central Parking Corp			19
1,436	*	Dollar Thrifty Automotive Group, Inc			66
1,073	*	Midas, Inc			25
582		Monro Muffler, Inc			20
3,083	*	PHH Corp			89
4,029		Ryder System, Inc			206
336	*	Standard Parking Corp			13
2,709	*	Wright Express Corp			84

		TOTAL AUTO REPAIR, SERVICES AND PARKING			613

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
6,837		Advance Auto Parts			243
409	e*	America’s Car-Mart, Inc			5
1,053		Asbury Automotive Group, Inc			25
9,707	*	Autonation, Inc			207
3,156	*	Autozone, Inc			365

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

6,845	e*	Carmax, Inc			$367
4,651	*	Copart, Inc			140
3,233	e*	CSK Auto Corp			55
1,061	e	Lithia Motors, Inc (Class A)			30
1,048	e*	MarineMax, Inc			27
7,289	*	O’Reilly Automotive, Inc			234
1,413	*	Rush Enterprises, Inc (Class A)			24
1,793		Sonic Automotive, Inc (Class A)			52
3,620		United Auto Group, Inc			85

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,859

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.93%
967	*	Builders FirstSource, Inc			17
1,294	e*	Central Garden & Pet Co			63
8,103		Fastenal Co			291
134,244		Home Depot, Inc			5,391
98,144		Lowe’s Cos, Inc			3,057
7,102		Sherwin-Williams Co			452

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES			9,271

BUSINESS SERVICES - 7.02%
4,013	e*	@Road, Inc			29
3,100	e*	24/7 Real Media, Inc			28
25,632	*	3Com Corp			105
813	e*	3D Systems Corp			13
2,635		Aaron Rents, Inc			76
2,600		ABM Industries, Inc			59
1,806	*	Acacia Research (Acacia Technologies)			24
860	e*	Access Integrated Technologies, Inc (Class A)			7
17,680	e*	Activision, Inc			305
3,677	*	Actuate Corp			22
5,089		Acxiom Corp			131
1,377		Administaff, Inc			59
38,222	*	Adobe Systems, Inc			1,572
1,328	*	Advent Software, Inc			47
2,039	*	Advo, Inc			66
6,916	*	Affiliated Computer Services, Inc (Class A)			338
3,625	*	Agile Software Corp			22
9,967	*	Akamai Technologies, Inc			529
5,254	*	Alliance Data Systems Corp			328
1,445	*	Altiris, Inc			37
1,676	*	American Reprographics Co			56
2,116	*	AMN Healthcare Services, Inc			58
872	*	Ansoft Corp			24
2,094	*	Ansys, Inc			91
4,915	e*	aQuantive, Inc			121
2,100		Arbitron, Inc			91
4,191	*	Ariba, Inc			32
7,187	*	Art Technology Group, Inc			17
3,355	e*	Aspen Technology, Inc			37
1,058	*	Asset Acceptance Capital Corp			18
1,632	*	Audible, Inc			13
14,753	*	Autodesk, Inc			597
36,620		Automatic Data Processing, Inc			1,804
6,370	*	Avis Budget Group, Inc			138
3,323	*	Avocent Corp			112
631	e*	Bankrate, Inc			24
436		Barrett Business Services			10
25,131	*	BEA Systems, Inc			316
12,324	e*	BearingPoint, Inc			97
7,366	*	BISYS Group, Inc			95
2,836		Blackbaud, Inc			74
1,799	e*	Blackboard, Inc			54

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

623	e*	Blue Coat Systems, Inc			$15
13,803	*	BMC Software, Inc			444
5,613	*	Borland Software Corp			31
862	e*	Bottomline Technologies, Inc			10
2,775		Brady Corp (Class A)			103
3,145		Brink’s Co			201
26,247		CA, Inc			594
2,042	*	CACI International, Inc (Class A)			115
17,820	e*	Cadence Design Systems, Inc			319
3,009		Catalina Marketing Corp			83
3,710	*	CBIZ, Inc			26
8,798	*	Ceridian Corp			246
4,020	e*	Cerner Corp			183
5,498	*	Checkfree Corp			221
5,400	*	ChoicePoint, Inc			213
5,013	*	Chordiant Software, Inc			17
3,700	*	Ciber, Inc			25
11,254	*	Citrix Systems, Inc			304
2,400	*	Clear Channel Outdoor Holdings, Inc (Class A)			67
32,439	*	CMGI, Inc			43
9,641	e*	CNET Networks, Inc			88
1,329	*	Cogent Communications Group, Inc			22
2,800	e*	Cogent, Inc			31
2,776		Cognex Corp			66
9,097	*	Cognizant Technology Solutions Corp (Class A)			702
602		Computer Programs & Systems, Inc			20
10,830	*	Computer Sciences Corp			578
25,157	*	Compuware Corp			210
839	*	COMSYS IT Partners, Inc			17
2,071	e*	Concur Technologies, Inc			33
1,794	e*	Convera Corp (Class A)			8
9,200	*	Convergys Corp			219
1,115	*	CoStar Group, Inc			60
2,097	*	Covansys Corp			48
3,076	*	CSG Systems International, Inc			82
1,899	*	Cybersource Corp			21
677	*	DealerTrack Holdings, Inc			20
3,468		Deluxe Corp			87
2,509	*	Dendrite International, Inc			27
2,396	*	Digital Insight Corp			92
2,557	*	Digital River, Inc			143
3,504	*	DST Systems, Inc			219
7,927	*	Earthlink, Inc			56
74,816	*	eBay, Inc			2,250
1,800	e*	Echelon Corp			14
2,891	*	Eclipsys Corp			59
1,105	e*	eCollege.com, Inc			17
3,097	*	eFunds Corp			85
1,000	*	Electro Rent Corp			17
19,293	*	Electronic Arts, Inc			972
32,620		Electronic Data Systems Corp			899
947	e*	Emageon, Inc			15
10,329	e*	Emdeon Corp			128
3,541	*	Epicor Software Corp			48
857	e*	EPIQ Systems, Inc			15
8,047		Equifax, Inc			327
1,853	e*	Equinix, Inc			140
1,565	*	eSpeed, Inc (Class A)			14
4,575	e*	Evergreen Energy, Inc			45
13,686	*	Expedia, Inc			287
2,622	*	F5 Networks, Inc			195
2,695		Factset Research Systems, Inc			152
4,248		Fair Isaac Corp			173
2,479	e*	FalconStor Software, Inc			21
11,743		Fidelity National Information Services, Inc			471

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

200	e*	First Advantage Corp (Class A)			$5
48,711		First Data Corp			1,243
11,147	*	Fiserv, Inc			584
983	*	Forrester Research, Inc			27
923	*	FTD Group, Inc			17
3,725	*	Gartner, Inc			74
1,444	*	Gerber Scientific, Inc			18
3,278	*	Getty Images, Inc			140
1,647		Gevity HR, Inc			39
2,144	*	Global Cash Access, Inc			35
13,264	*	Google, Inc (Class A)			6,108
739	*	H&E Equipment Services, Inc			18
1,500		Healthcare Services Group			43
912	e	Heartland Payment Systems, Inc			26
1,329	*	Heidrick & Struggles International, Inc			56
1,384	*	Hudson Highland Group, Inc			23
3,542	*	Hypercom Corp			22
3,904	*	Hyperion Solutions Corp			140
947	e*	i2 Technologies, Inc			22
448	*	ICT Group, Inc			14
1,449	*	iGate Corp			10
1,500	*	IHS, Inc (Class A)			59
12,511		IMS Health, Inc			344
1,090	e*	Infocrossing, Inc			18
5,959	*	Informatica Corp			73
2,218	*	Infospace, Inc			45
1,967		infoUSA, Inc			23
727	e*	Innovative Solutions & Support, Inc			12
696		Integral Systems, Inc			16
2,541		Interactive Data Corp			61
1,956	e*	Internap Network Services Corp			39
2,646	*	Internet Capital Group, Inc			27
529		Interpool, Inc			12
27,952	*	Interpublic Group of Cos, Inc			342
3,184	*	Interwoven, Inc			47
22,438	*	Intuit, Inc			685
1,814	*	inVentiv Health, Inc			64
3,071	e*	Ipass, Inc			18
7,238	e*	Iron Mountain, Inc			299
5,126		Jack Henry & Associates, Inc			110
1,953	*	JDA Software Group, Inc			27
36,184	*	Juniper Networks, Inc			685
1,087	e*	Jupitermedia Corp			9
1,680	e*	Kanbay International, Inc			48
2,787	*	Keane, Inc			33
1,200		Kelly Services, Inc (Class A)			35
1,023	e*	Kenexa Corp			34
1,774	*	Kforce, Inc			22
2,862	*	Kinetic Concepts, Inc			113
917	e*	Knot, Inc			24
2,700	*	Korn/Ferry International			62
2,052	*	Kronos, Inc			75
3,529	*	Labor Ready, Inc			65
5,167	*	Lamar Advertising Co (Class A)			338
7,959	*	Lawson Software, Inc			59
3,238	*	Lionbridge Technologies			21
511	*	Liquidity Services, Inc			9
1,120	*	LoJack Corp			19
2,311	*	Magma Design Automation, Inc			21
2,098	*	Manhattan Associates, Inc			63
5,653		Manpower, Inc			424
1,171	*	Mantech International Corp (Class A)			43
1,404	*	Mapinfo Corp			18
1,311		Marchex, Inc (Class B)			18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

774	*	Marlin Business Services, Inc			$19
3,945	e	Mastercard, Inc (Class A)			389
10,331	*	McAfee, Inc			293
4,700	e*	Mentor Graphics Corp			85
562,991		Microsoft Corp			16,811
648	e*	MicroStrategy, Inc (Class A)			74
2,315	e*	Midway Games, Inc			16
5,601		MoneyGram International, Inc			176
7,976	*	Monster Worldwide, Inc			372
4,760	*	Move, Inc			26
6,206	*	MPS Group, Inc			88
6,028	*	NAVTEQ Corp			211
11,741	*	NCR Corp			502
1,262	e*	Neoware, Inc			17
1,235	*	Ness Technologies, Inc			18
2,427	e*	NetFlix, Inc			63
679	e*	Netratings, Inc			12
1,000	*	Netscout Systems, Inc			8
1,732	*	NIC, Inc			9
21,820	*	Novell, Inc			135
8,571	e*	Nuance Communications, Inc			98
10,829		Omnicom Group, Inc			1,132
1,673	*	On Assignment, Inc			20
1,415	*	Online Resources Corp			14
1,309	e*	Open Solutions, Inc			49
835	*	Opnet Technologies, Inc			12
5,080	e*	Opsware, Inc			45
251,749	*	Oracle Corp			4,315
2,281	*	Packeteer, Inc			31
7,453	*	Parametric Technology Corp			134
860	e*	PDF Solutions, Inc			12
438	e	Pegasystems, Inc			4
1,196	*	PeopleSupport, Inc			25
1,107	e*	Perficient, Inc			18
5,518	*	Perot Systems Corp (Class A)			90
2,169	*	Phase Forward, Inc			32
1,058	e*	Portfolio Recovery Associates, Inc			49
863	*	PRA International			22
4,849	*	Premiere Global Services, Inc			46
2,510	*	Progress Software Corp			70
1,000		QAD, Inc			8
884	e	Quality Systems, Inc			33
4,302	*	Quest Software, Inc			63
1,505	*	Radiant Systems, Inc			16
1,200	*	Radisys Corp			20
6,912	*	RealNetworks, Inc			76
11,838	e*	Red Hat, Inc			272
3,593	e*	Redback Networks, Inc			90
781	e	Renaissance Learning, Inc			14
4,532	*	Rent-A-Center, Inc			134
1,744	e*	Rewards Network, Inc			12
712	e*	RightNow Technologies, Inc			12
9,387		Robert Half International, Inc			348
1,431		Rollins, Inc			32
4,489	*	S1 Corp			25
1,510	e*	SafeNet, Inc			36
5,449	*	Salesforce.com, Inc			199
5,900	*	Sapient Corp			32
3,543	*	Secure Computing Corp			23
18,711		ServiceMaster Co			245
639	*	SI International, Inc			21
3,771	*	Sitel Corp			16
1,301	e*	Smith Micro Software, Inc			18
1,534	*	Sohu.com, Inc			37
4,123	*	SonicWALL, Inc			35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

16,726	e*	Sonus Networks, Inc			$110
3,912		Sotheby’s			121
4,207	*	Spherion Corp			31
1,239	*	SPSS, Inc			37
2,484	*	SRA International, Inc (Class A)			66
746		Startek, Inc			10
702	e*	Stratasys, Inc			22
221,953	e*	Sun Microsystems, Inc			1,203
5,794	*	Sybase, Inc			143
1,700	*	SYKES Enterprises, Inc			30
62,732	*	Symantec Corp			1,308
797	*	SYNNEX Corp			18
9,458	*	Synopsys, Inc			253
403	e	Syntel, Inc			11
4,650	e*	Take-Two Interactive Software, Inc			83
1,034	e	TAL International Group, Inc			28
879	*	Taleo Corp (Class A)			12
1,878		Talx Corp			52
2,576	*	TeleTech Holdings, Inc			62
1,161	e	TheStreet.com, Inc			10
4,249	e*	THQ, Inc			138
13,792	*	TIBCO Software, Inc			130
1,534	*	TNS, Inc			30
2,517	e	Total System Services, Inc			66
1,168	*	TradeStation Group, Inc			16
2,473	*	Transaction Systems Architects, Inc			81
300	*	Travelzoo, Inc			9
2,823	*	Trizetto Group, Inc			52
1,541	*	Ultimate Software Group, Inc			36
22,840	*	Unisys Corp			179
3,701		United Online, Inc			49
4,172	*	United Rentals, Inc			106
1,948	*	Universal Compression Holdings, Inc			121
6,598	*	Valueclick, Inc			156
1,577	*	Vasco Data Security International			19
812	*	Verint Systems, Inc			28
15,786	*	VeriSign, Inc			380
634	e*	Vertrue, Inc			24
1,519		Viad Corp			62
1,694	*	Vignette Corp			29
572	*	Volt Information Sciences, Inc			29
34,545		Waste Management, Inc			1,270
2,703	*	WebEx Communications, Inc			94
449	e*	WebMD Health Corp (Class A)			18
3,244	*	webMethods, Inc			24
2,958	*	Websense, Inc			68
1,107	e*	WebSideStory, Inc			14
4,910	*	Wind River Systems, Inc			50
2,159	*	Witness Systems, Inc			38
89,612	*	Yahoo!, Inc			2,289

		TOTAL BUSINESS SERVICES			69,926

CHEMICALS AND ALLIED PRODUCTS - 9.11%
96,701		Abbott Laboratories			4,710
1,431	e*	Abraxis BioScience, Inc			39
1,098	e*	Acadia Pharmaceuticals, Inc			10
200	e*	Adams Respiratory Therapeutics, Inc			8
996	*	Adeza Biomedical Corp			15
2,849	e*	Adolor Corp			21
525	*	Advanced Magnetics, Inc			31
3,480	*	ADVENTRX Pharmaceuticals, Inc			10
14,051		Air Products & Chemicals, Inc			987
1,600	*	Albany Molecular Research, Inc			17
2,452		Albemarle Corp			176

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

5,024		Alberto-Culver Co			$108
2,114	e*	Alexion Pharmaceuticals, Inc			85
5,676	*	Alkermes, Inc			76
2,039	e*	Alnylam Pharmaceuticals, Inc			44
2,624	*	Alpharma, Inc (Class A)			63
2,837	e*	American Oriental Bioengineering, Inc			33
928	e	American Vanguard Corp			15
74,759	*	Amgen, Inc			5,107
1,944	*	Anadys Pharmaceuticals, Inc			10
1,500		Arch Chemicals, Inc			50
3,078	e*	Arena Pharmaceuticals, Inc			40
3,660	*	Array Biopharma, Inc			47
2,452	e*	Atherogenics, Inc			24
1,439	*	Auxilium Pharmaceuticals, Inc			21
1,833	e*	AVANIR Pharmaceuticals (Class A)			4
900	*	Aventine Renewable Energy Holdings, Inc			21
5,879		Avery Dennison Corp			399
3,321	e*	AVI BioPharma, Inc			11
28,620		Avon Products, Inc			946
780		Balchem Corp			20
6,940	*	Barr Pharmaceuticals, Inc			348
872	e*	Bentley Pharmaceuticals, Inc			9
1,474	e*	BioCryst Pharmaceuticals, Inc			17
2,648	e*	Bioenvision, Inc			12
22,160	*	Biogen Idec, Inc			1,090
5,486	*	BioMarin Pharmaceuticals, Inc			90
900	e*	Bradley Pharmaceuticals, Inc			18
125,172		Bristol-Myers Squibb Co			3,295
3,844	e	Cabot Corp			167
2,400	e*	Calgon Carbon Corp			15
1,815		Cambrex Corp			41
631	e*	Caraco Pharmaceutical Laboratories Ltd			9
4,692		Celanese Corp (Series A)			121
3,105	e*	Cell Genesys, Inc			11
3,899	e*	Cephalon, Inc			275
3,523		CF Industries Holdings, Inc			90
4,654	*	Charles River Laboratories International, Inc			201
1,163	*	Chattem, Inc			58
15,194		Chemtura Corp			146
4,292		Church & Dwight Co, Inc			183
9,732		Clorox Co			624
1,192	e*	Coley Pharmaceutical Group, Inc			12
32,783		Colgate-Palmolive Co			2,139
1,544	e*	Combinatorx, Inc			13
1,751	*	Conor Medsystems, Inc			55
860	*	Cotherix, Inc			12
3,622	*	Cubist Pharmaceuticals, Inc			66
2,618	*	Cypress Bioscience, Inc			20
2,754		Cytec Industries, Inc			156
1,702	*	Cytokinetics, Inc			13
5,659		Dade Behring Holdings, Inc			225
4,015	e*	Dendreon Corp			17
1,130	*	Digene Corp			54
60,897		Dow Chemical Co			2,432
58,285		Du Pont (E.I.) de Nemours & Co			2,839
3,494	e*	Durect Corp			16
5,082		Eastman Chemical Co			301
11,655		Ecolab, Inc			527
62,594		Eli Lilly & Co			3,261
1,704	*	Elizabeth Arden, Inc			32
1,484	e*	Emisphere Technologies, Inc			8
4,500	e*	Encysive Pharmaceuticals, Inc			19
3,094	e*	Enzon Pharmaceuticals, Inc			26
8,026		Estee Lauder Cos (Class A)			328

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

2,913		Ferro Corp			$60
2,528		FMC Corp			194
21,008	*	Forest Laboratories, Inc			1,063
29,739	*	Genentech, Inc			2,413
1,612	e*	Genitope Corp			6
8,696	e*	Genta, Inc			4
16,791	*	Genzyme Corp			1,034
2,274		Georgia Gulf Corp			44
4,250	e*	Geron Corp			37
28,935	*	Gilead Sciences, Inc			1,879
818	e*	GTx, Inc			15
3,298		H.B. Fuller Co			85
1,828	e*	Hana Biosciences, Inc			12
7,598	*	Hercules, Inc			147
517	*	Hi-Tech Pharmacal Co, Inc			6
9,893	e*	Hospira, Inc			332
8,974	e*	Human Genome Sciences, Inc			112
5,464	*	Huntsman Corp			104
861	e*	Idenix Pharmaceuticals, Inc			7
1,922	*	Idexx Laboratories, Inc			152
4,629	e*	ImClone Systems, Inc			124
4,347	*	Immucor, Inc			127
3,006	e*	Indevus Pharmaceuticals, Inc			21
730		Innospec, Inc			34
236	e	Inter Parfums, Inc			5
1,694	e*	InterMune, Inc			52
5,869		International Flavors & Fragrances, Inc			289
1,794	e*	Inverness Medical Innovations, Inc			69
3,327	*	Invitrogen Corp			188
1,504	*	Keryx Biopharmaceuticals, Inc			20
15,613	*	King Pharmaceuticals, Inc			249
650		Koppers Holdings, Inc			17
358		Kronos Worldwide, Inc			12
2,481	*	KV Pharmaceutical Co (Class A)			59
4,300		Lubrizol Corp			216
13,216	e	Lyondell Chemical Co			338
1,876		MacDermid, Inc			64
987	e	Mannatech, Inc			15
1,441	e*	MannKind Corp			24
2,109	*	Martek Biosciences Corp			49
7,861	e*	Medarex, Inc			116
3,315	*	Medicines Co			105
3,736	e	Medicis Pharmaceutical Corp (Class A)			131
747	e*	Medifast, Inc			9
15,691	e*	Medimmune, Inc			508
138,509		Merck & Co, Inc			6,039
1,096		Meridian Bioscience, Inc			27
1,372	*	Metabasis Therapeutics, Inc			10
4,800	*	MGI Pharma, Inc			88
20,319	*	Millennium Pharmaceuticals, Inc			221
1,070		Minerals Technologies, Inc			63
1,402	e*	Momenta Pharmaceuticals, Inc			22
34,476		Monsanto Co			1,811
8,391	e*	Mosaic Co			179
13,533		Mylan Laboratories, Inc			270
4,000	*	Nabi Biopharmaceuticals			27
6,850	*	Nalco Holding Co			140
1,189	e*	Nastech Pharmaceutical Co, Inc			18
3,790	*	NBTY, Inc			158
2,526	*	Neurocrine Biosciences, Inc			26
838	e*	New River Pharmaceuticals, Inc			46
1,115		NewMarket Corp			66
964	e	NL Industries, Inc			10
1,322	e*	Northfield Laboratories, Inc			5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

3,944	e*	Novavax, Inc			$16
1,495	*	Noven Pharmaceuticals, Inc			38
2,588	*	NPS Pharmaceuticals, Inc			12
3,169	e*	Nuvelo, Inc			13
4,620		Olin Corp			76
1,900	*	OM Group, Inc			86
2,655	*	Omnova Solutions, Inc			12
2,409	e*	Onyx Pharmaceuticals, Inc			25
2,901	*	OraSure Technologies, Inc			24
3,810	e*	OSI Pharmaceuticals, Inc			133
1,393	*	Pacific Ethanol, Inc			21
1,792	e*	Pain Therapeutics, Inc			16
3,203	e*	Panacos Pharmaceuticals, Inc			13
2,340	*	Par Pharmaceutical Cos, Inc			52
1,703	*	Parexel International Corp			49
812	e*	Parlux Fragrances, Inc			5
7,345	e*	PDL BioPharma, Inc			148
1,492	e*	Penwest Pharmaceuticals Co			25
11,078	e*	Peregrine Pharmaceuticals, Inc			13
5,365		Perrigo Co			93
1,182	*	PetMed Express, Inc			16
464,782		Pfizer, Inc			12,038
1,639	e*	Pharmion Corp			42
752	*	Pioneer Cos, Inc			22
6,365	*	PolyOne Corp			48
1,425	e*	Pozen, Inc			24
10,481		PPG Industries, Inc			673
20,456	e	Praxair, Inc			1,214
1,891	*	Prestige Brands Holdings, Inc			25
208,192		Procter & Gamble Co			13,380
1,419	*	Progenics Pharmaceuticals, Inc			37
1,976	*	Quidel Corp			27
1,297	e*	Renovis, Inc			4
11,215	e*	Revlon, Inc			1
11,215	e*	Revlon, Inc (Class A)			14
1,957	*	Rockwood Holdings, Inc			49
10,198		Rohm & Haas Co			521
7,884		RPM International, Inc			165
2,502	e*	Salix Pharmaceuticals Ltd			30
2,916	*	Santarus, Inc			23
94,106		Schering-Plough Corp			2,225
1,824	e*	Sciele Pharma, Inc			44
2,971		Scotts Miracle-Gro Co (Class A)			153
3,076		Sensient Technologies Corp			76
7,046	e*	Sepracor, Inc			434
4,122		Sigma-Aldrich Corp			320
2,535	e*	Sirna Therapeutics, Inc			33
1,502	e*	Solexa, Inc			20
500		Stepan Co			16
3,078	e*	SuperGen, Inc			16
900	e*	SurModics, Inc			28
1,732	e*	Tanox, Inc			34
2,786		Tronox, Inc (Class B)			44
3,302		UAP Holding Corp			83
1,527	*	United Therapeutics Corp			83
594	e*	USANA Health Sciences, Inc			31
5,847	*	USEC, Inc			74
5,951	e*	Valeant Pharmaceuticals International			103
6,561		Valspar Corp			181
5,212	*	VCA Antech, Inc			168
7,113	*	Vertex Pharmaceuticals, Inc			266
4,346	*	Viropharma, Inc			64
425	e*	Visicu, Inc			5
6,559	*	Watson Pharmaceuticals, Inc			171

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

893		Westlake Chemical Corp			$28
4,714	e*	WR Grace & Co			93
85,265		Wyeth			4,342
1,060	*	Xenoport, Inc			26
2,399	e*	Zymogenetics, Inc			37

		TOTAL CHEMICALS AND ALLIED PRODUCTS			90,733

COAL MINING - 0.16%
3,350	*	Alpha Natural Resources, Inc			48
9,116	e	Arch Coal, Inc			274
11,616		Consol Energy, Inc			373
7,316	e*	International Coal Group, Inc			40
879	e*	James River Coal Co			8
5,174		Massey Energy Co			120
16,980		Peabody Energy Corp			686
1,148		Penn Virginia Corp			80
431	*	Westmoreland Coal Co			9

		TOTAL COAL MINING			1,638

COMMUNICATIONS - 4.87%
2,743	e	Alaska Communications Systems Group, Inc			42
24,700		Alltel Corp			1,494
26,811	*	American Tower Corp (Class A)			999
2,198	*	Anixter International, Inc			119
246,550		AT&T, Inc			8,814
356		Atlantic Tele-Network, Inc			10
1,206	*	Audiovox Corp (Class A)			17
29,737	*	Avaya, Inc			416
114,603		BellSouth Corp			5,399
2,522	*	Brightpoint, Inc			34
13,439		Cablevision Systems Corp (Class A)			383
1,055	*	Cbeyond Communications, Inc			32
1,478		Centennial Communications Corp			11
7,562		CenturyTel, Inc			330
25,044	e*	Charter Communications, Inc (Class A)			77
16,520	*	Cincinnati Bell, Inc			75
2,418		Citadel Broadcasting Corp			24
20,972		Citizens Communications Co			301
31,938		Clear Channel Communications, Inc			1,135
123,496	*	Comcast Corp (Class A)			5,228
1,582		Commonwealth Telephone Enterprises, Inc			66
1,530		Consolidated Communications Holdings, Inc			32
18,769	e*	Covad Communications Group, Inc			26
2,938	*	Cox Radio, Inc (Class A)			48
12,650	*	Crown Castle International Corp			409
1,802	e*	Crown Media Holdings, Inc (Class A)			7
1,200	e	CT Communications, Inc			27
900	*	CTC Media, Inc			22
3,424	e*	Cumulus Media, Inc (Class A)			36
51,906	*	DIRECTV Group, Inc			1,295
9,292	*	Dobson Communications Corp (Class A)			81
13,281	*	EchoStar Communications Corp (Class A)			505
9,310		Embarq Corp			489
2,106	e	Emmis Communications Corp (Class A)			17
2,180		Entercom Communications Corp (Class A)			61
5,154	*	Entravision Communications Corp (Class A)			42
575	*	Eschelon Telecom, Inc			11
1,820	e	Fairpoint Communications, Inc			34
8,501	e*	FiberTower Corp			50
354	*	Fisher Communications, Inc			16
9,435	*	Foundry Networks, Inc			141
3,022	*	General Communication, Inc (Class A)			47
4,248		Global Payments, Inc			197

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

1,459		Golden Telecom, Inc			$68
3,118		Gray Television, Inc			23
2,115	e	Hearst-Argyle Television, Inc			54
10,819	*	IAC/InterActiveCorp			402
3,749	e*	IDT Corp (Class B)			49
1,065	e*	InPhonic, Inc			12
1,874	e	Iowa Telecommunications Services, Inc			37
1,069	*	iPCS, Inc			59
3,186	*	j2 Global Communications, Inc			87
2,836	*	Leap Wireless International, Inc			169
76,817	e*	Level 3 Communications, Inc			430
25,846	*	Liberty Global, Inc (Class A)			753
8,880	*	Liberty Media Corp - Capital (Series A)			870
45,281	*	Liberty Media Holding Corp (Interactive A)			977
1,755	*	Lightbridge, Inc			24
1,798	*	Lin TV Corp (Class A)			18
767	*	Lodgenet Entertainment Corp			19
2,626	*	Mastec, Inc			30
4,583	*	Mediacom Communications Corp (Class A)			37
4,025	*	NeuStar, Inc (Class A)			131
8,710	e*	NII Holdings, Inc			561
1,200		North Pittsburgh Systems, Inc			29
1,922	e*	Novatel Wireless, Inc			19
940	*	NTELOS Holdings Corp			17
100,246	*	Qwest Communications International, Inc			839
5,650	*	Radio One, Inc (Class D)			38
1,881	*	RCN Corp			57
695		Salem Communications Corp (Class A)			8
2,129	e*	SAVVIS, Inc			76
6,600	e*	SBA Communications Corp (Class A)			181
468		Shenandoah Telecom Co			22
3,111		Sinclair Broadcast Group, Inc (Class A)			33
2,599	*	Spanish Broadcasting System, Inc (Class A)			11
183,550		Sprint Nextel Corp			3,467
956	e	SureWest Communications			26
1,160	*	Syniverse Holdings, Inc			17
7,023		Telephone & Data Systems, Inc			382
1,962	e*	Terremark Worldwide, Inc			13
4,990	*	TiVo, Inc			26
13,887	*	Univision Communications, Inc (Class A)			492
1,032	*	US Cellular Corp			72
1,642		USA Mobility, Inc			37
186,377		Verizon Communications, Inc			6,941
40,413	*	Viacom, Inc (Class B)			1,658
1,993	*	Vonage Holdings Corp			14
27,536		Windstream Corp			392
3,292	e*	Wireless Facilities, Inc			9
16,496	e*	XM Satellite Radio Holdings, Inc (Class A)			238

		TOTAL COMMUNICATIONS			48,523

DEPOSITORY INSTITUTIONS - 10.16%
1,117		1st Source Corp			36
458	e	Abington Community Bancorp, Inc			9
922		Alabama National Bancorp			63
1,700		Amcore Financial, Inc			56
678	e	AmericanWest Bancorp			16
853	e	Ameris Bancorp			24
1,536		Anchor Bancorp Wisconsin, Inc			44
721		Arrow Financial Corp			18
8,520		Associated Banc-Corp			297
5,993		Astoria Financial Corp			181
520		Bancfirst Corp			28
586	*	Bancorp, Inc			17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

5,040		Bancorpsouth, Inc			$135
500		BancTrust Financial Group, Inc			13
4,488		Bank Mutual Corp			54
289,512		Bank of America Corp			15,457
1,250		Bank of Granite Corp			24
3,393		Bank of Hawaii Corp			183
48,418		Bank of New York Co, Inc			1,906
638	e	Bank of the Ozarks, Inc			21
2,977		BankAtlantic Bancorp, Inc (Class A)			41
1,599		BankFinancial Corp			28
2,017	e	BankUnited Financial Corp (Class A)			56
777		Banner Corp			34
34,732		BB&T Corp			1,526
550		Berkshire Hills Bancorp, Inc			18
1,600	e*	BFC Financial Corp (Class A)			10
1,341		BOK Financial Corp			74
2,260		Boston Private Financial Holdings, Inc			64
3,927		Brookline Bancorp, Inc			52
514		Cadence Financial Corp			11
580		Camden National Corp			27
831	e	Capital City Bank Group, Inc			29
599	e	Capital Corp of the West			19
828		Capitol Bancorp Ltd			38
1,324	e	Capitol Federal Financial			51
1,590		Cardinal Financial Corp			16
1,800	e	Cascade Bancorp			56
363	e	Cass Information Systems, Inc			13
3,316	e	Cathay General Bancorp			114
3,800	e*	Centennial Bank Holdings, Inc			36
622		Center Financial Corp			15
565		Centerstate Banks of Florida, Inc			12
1,887		Central Pacific Financial Corp			73
285	e	Charter Financial Corp			15
1,722	e	Chemical Financial Corp			57
3,197		Chittenden Corp			98
315,391		Citigroup, Inc			17,567
2,860	e	Citizens Banking Corp			76
553		Citizens First Bancorp, Inc			17
825	e	City Bank			29
1,123		City Holding Co			46
2,626		City National Corp			187
875		Clifton Savings Bancorp, Inc			11
1,161	e	Coastal Financial Corp			19
675		CoBiz, Inc			15
9,930		Colonial Bancgroup, Inc			256
633	e	Columbia Bancorp			17
1,059		Columbia Banking System, Inc			37
10,173		Comerica, Inc			597
11,953		Commerce Bancorp, Inc			422
4,204		Commerce Bancshares, Inc			203
345	e*	Community Bancorp			10
2,024		Community Bank System, Inc			47
1,549	e	Community Banks, Inc			43
1,003		Community Trust Bancorp, Inc			42
8,046		Compass Bancshares, Inc			480
2,340	e	Corus Bankshares, Inc			54
3,871		Cullen/Frost Bankers, Inc			216
4,026	e	CVB Financial Corp			58
1,609		Dime Community Bancshares			23
639	*	Dollar Financial Corp			18
1,361	e	Downey Financial Corp			99
3,926		East West Bancorp, Inc			139
512	e	Enterprise Financial Services Corp			17
2,103	*	Euronet Worldwide, Inc			62

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

447		Farmers Capital Bank Corp			$15
1,729		Fidelity Bankshares, Inc			69
30,284		Fifth Third Bancorp			1,239
720	e	First Bancorp			16
4,676		First Bancorp			45
900	e	First Busey Corp			21
2,100		First Charter Corp			52
429		First Citizens Bancshares, Inc (Class A)			87
4,700	e	First Commonwealth Financial Corp			63
1,486		First Community Bancorp, Inc			78
680		First Community Bancshares, Inc			27
2,359	e	First Financial Bancorp			39
1,332	e	First Financial Bankshares, Inc			56
903	e	First Financial Corp			32
600		First Financial Holdings, Inc			24
8,055	e	First Horizon National Corp			337
915		First Indiana Corp			23
1,238		First Merchants Corp			34
3,362		First Midwest Bancorp, Inc			130
7,184		First Niagara Financial Group, Inc			107
987		First Place Financial Corp			23
486	*	First Regional Bancorp			17
1,356		First Republic Bank			53
504	e	First South Bancorp, Inc			16
998		First State Bancorporation			25
1,077	e*	FirstFed Financial Corp			72
5,102		FirstMerit Corp			123
1,967		Flagstar Bancorp, Inc			29
1,105		Flushing Financial Corp			19
3,778		FNB Corp			69
419	e	FNB Corp			17
1,364	e*	Franklin Bank Corp			28
4,200	e	Fremont General Corp			68
2,394	e	Frontier Financial Corp			70
11,161		Fulton Financial Corp			186
872	e	GB&T Bancshares, Inc			19
3,468	e	Glacier Bancorp, Inc			85
699	e	Great Southern Bancorp, Inc			21
3,069		Greater Bay Bancorp			81
437		Greene County Bancshares, Inc			17
1,711		Hancock Holding Co			90
2,620		Hanmi Financial Corp			59
1,911		Harleysville National Corp			37
928		Heartland Financial USA, Inc			27
803		Heritage Commerce Corp			21
883		Horizon Financial Corp			21
37,381		Hudson City Bancorp, Inc			519
15,300		Huntington Bancshares, Inc			363
632		IBERIABANK Corp			37
938		Independent Bank Corp			34
1,683		Independent Bank Corp			43
4,091		IndyMac Bancorp, Inc			185
1,040		Integra Bank Corp			29
924	e	Interchange Financial Services Corp			21
2,996		International Bancshares Corp			93
309	*	Intervest Bancshares Corp			11
3,434	*	Investors Bancorp, Inc			54
4,126	e	Investors Financial Services Corp			176
1,234	e	Irwin Financial Corp			28
323		ITLA Capital Corp			19
220,315		JPMorgan Chase & Co			10,641
1,441	e	Kearny Financial Corp			23
25,669		Keycorp			976
2,198		KNBT Bancorp, Inc			37

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

977	e	Lakeland Bancorp, Inc			$14
734		Lakeland Financial Corp			19
4,703		M&T Bank Corp			574
957	e	Macatawa Bank Corp			20
2,162		MAF Bancorp, Inc			97
731		MainSource Financial Group, Inc			12
15,734		Marshall & Ilsley Corp			757
1,960		MB Financial, Inc			74
977	e	MBT Financial Corp			15
26,169		Mellon Financial Corp			1,103
548		Mercantile Bank Corp			21
7,938		Mercantile Bankshares Corp			371
453	e	MetroCorp Bancshares, Inc			10
1,600	e	Mid-State Bancshares			58
1,081	e	Midwest Banc Holdings, Inc			26
1,144		Nara Bancorp, Inc			24
206	e	NASB Financial, Inc			8
37,853	e	National City Corp			1,384
3,106	e	National Penn Bancshares, Inc			63
2,152		NBT Bancorp, Inc			55
3,099	e*	Net 1 UEPS Technologies, Inc			92
3,228	e*	NetBank, Inc			15
18,040	e	New York Community Bancorp, Inc			290
7,703		NewAlliance Bancshares, Inc			126
558	*	Northern Empire Bancshares			16
13,760		Northern Trust Corp			835
1,341		Northwest Bancorp, Inc			37
486		OceanFirst Financial Corp			11
4,701		Old National Bancorp			89
1,064		Old Second Bancorp, Inc			31
853	e	Omega Financial Corp			27
1,295		Oriental Financial Group, Inc			17
3,244		Pacific Capital Bancorp			109
688	e	Park National Corp			68
3,379		Partners Trust Financial Group, Inc			39
762		Pennfed Financial Services, Inc			15
595		Peoples Bancorp, Inc			18
3,916	e	People’s Bank			175
1,580		PFF Bancorp, Inc			54
986	e*	Pinnacle Financial Partners, Inc			33
747		Placer Sierra Bancshares			18
18,664		PNC Financial Services Group, Inc			1,382
18,220		Popular, Inc			327
283		Preferred Bank			17
937	e	Premierwest Bancorp			15
1,141	e	PrivateBancorp, Inc			47
1,637	e	Prosperity Bancshares, Inc			56
2,140		Provident Bankshares Corp			76
4,684		Provident Financial Services, Inc			85
2,753		Provident New York Bancorp			41
1,974	*	R & G Financial Corp (Class B)			15
46,397		Regions Financial Corp			1,735
769	e	Renasant Corp			24
5,382		Republic Bancorp, Inc			72
584		Republic Bancorp, Inc (Class A)			15
598	e	Rockville Financial, Inc			11
318	e	Royal Bancshares of Pennsylvania (Class A)			8
1,811	e	S&T Bancorp, Inc			63
846	e	S.Y. Bancorp, Inc			24
1,000		Sandy Spring Bancorp, Inc			38
357		Santander BanCorp			6
577		SCBT Financial Corp			24
740	e	Seacoast Banking Corp of Florida			18
938		Security Bank Corp			21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

549	e	Shore Bancshares, Inc			$17
370	e	Sierra Bancorp			11
1,893	*	Signature Bank			59
1,066		Simmons First National Corp (Class A)			34
6,530		Sky Financial Group, Inc			186
502	e	Smithtown Bancorp, Inc			14
4,761		South Financial Group, Inc			127
687		Southside Bancshares, Inc			18
740		Southwest Bancorp, Inc			21
23,506		Sovereign Bancorp, Inc			597
672	e	State National Bancshares, Inc			26
21,137		State Street Corp			1,425
1,199		Sterling Bancorp			24
3,900		Sterling Bancshares, Inc			51
1,778		Sterling Financial Corp			42
2,355		Sterling Financial Corp			80
701		Suffolk Bancorp			27
558	e*	Sun Bancorp, Inc			12
22,943		SunTrust Banks, Inc			1,937
943	e*	Superior Bancorp			11
3,131		Susquehanna Bancshares, Inc			84
2,287	*	SVB Financial Group			107
17,015		Synovus Financial Corp			525
300		Taylor Capital Group, Inc			11
8,192		TCF Financial Corp			225
6,502		TD Banknorth, Inc			210
1,482	*	Texas Capital Bancshares, Inc			29
593	e	Texas United Bancshares, Inc			20
1,372		TierOne Corp			43
709	e	Tompkins Trustco, Inc			32
726		Trico Bancshares			20
5,202	e	Trustco Bank Corp NY			58
2,902		Trustmark Corp			95
6,278	e	UCBH Holdings, Inc			110
2,088		UMB Financial Corp			76
3,609	e	Umpqua Holdings Corp			106
814		Union Bankshares Corp			25
3,334		UnionBanCal Corp			204
2,534		United Bankshares, Inc			98
2,128		United Community Banks, Inc			69
1,981		United Community Financial Corp			24
460	e	United Security Bancshares			11
792	e	Univest Corp of Pennsylvania			24
112,754		US Bancorp			4,081
1,110	e	USB Holding Co, Inc			27
7,403	e	Valley National Bancorp			196
526	e	Vineyard National Bancorp			12
753	e*	Virginia Commerce Bancorp			15
786		Virginia Financial Group, Inc			22
7,937		W Holding Co, Inc			47
119,613		Wachovia Corp			6,812
5,275		Washington Federal, Inc			124
61,134		Washington Mutual, Inc			2,781
881	e	Washington Trust Bancorp, Inc			25
681	*	Wauwatosa Holdings, Inc			12
3,232		Webster Financial Corp			157
213,010		Wells Fargo & Co			7,575
1,534		WesBanco, Inc			51
1,323	e	West Bancorporation, Inc			24
977		West Coast Bancorp			34
2,016		Westamerica Bancorporation			102
850	e*	Western Alliance Bancorp			30
48,711		Western Union Co			1,092
358	e*	Westfield Financial, Inc			12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

4,160		Whitney Holding Corp			$136
961		Willow Grove Bancorp, Inc			14
4,525		Wilmington Trust Corp			191
980	e	Wilshire Bancorp, Inc			19
1,580		Wintrust Financial Corp			76
320		WSFS Financial Corp			21
558		Yardville National Bancorp			21
6,629		Zions Bancorporation			546

		TOTAL DEPOSITORY INSTITUTIONS			101,168

EATING AND DRINKING PLACES - 0.97%
1,322	*	AFC Enterprises			23
4,987		Applebees International, Inc			123
7,274		Aramark Corp (Class B)			243
758	e*	BJ’s Restaurants, Inc			15
2,400		Bob Evans Farms, Inc			82
8,344		Brinker International, Inc			252
395	e*	Buffalo Wild Wings, Inc			21
1,314	*	California Pizza Kitchen, Inc			44
1,992		CBRL Group, Inc			89
2,362	*	CEC Entertainment, Inc			95
5,201	*	Cheesecake Factory			128
599	e*	Chipotle Mexican Grill, Inc (Class B)			31
3,658		CKE Restaurants, Inc			67
2,170	e*	Cosi, Inc			11
9,630	e	Darden Restaurants, Inc			387
2,437		Domino’s Pizza, Inc			68
1,384		IHOP Corp			73
2,392	*	Jack in the Box, Inc			146
3,561	e*	Krispy Kreme Doughnuts, Inc			39
1,203	e	Landry’s Restaurants, Inc			36
1,554	*	Luby’s, Inc			17
528	*	McCormick & Schmick’s Seafood Restaurants, Inc			13
77,728		McDonald’s Corp			3,446
654	*	Morton’s Restaurant Group, Inc			11
1,720	*	O’Charleys, Inc			37
4,319		OSI Restaurant Partners, Inc			169
1,450	e*	Papa John’s International, Inc			42
1,702	e*	PF Chang’s China Bistro, Inc			65
2,362	*	Rare Hospitality International, Inc			78
957	*	Red Robin Gourmet Burgers, Inc			34
3,600		Ruby Tuesday, Inc			99
800	e*	Ruth’s Chris Steak House, Inc			15
4,411	*	Sonic Corp			106
48,807	*	Starbucks Corp			1,729
1,689	e*	Steak N Shake Co			30
3,384	*	Texas Roadhouse, Inc (Class A)			45
12,133		Tim Hortons, Inc			351
3,982		Triarc Cos (Class B)			80
7,520		Wendy’s International, Inc			249
17,525	e	Yum! Brands, Inc			1,030

		TOTAL EATING AND DRINKING PLACES			9,619

EDUCATIONAL SERVICES - 0.11%
8,774	*	Apollo Group, Inc (Class A)			342
6,314	*	Career Education Corp			156
5,717	*	Corinthian Colleges, Inc			78
4,016		DeVry, Inc			112
1,214	e*	Educate, Inc			9
2,770	*	ITT Educational Services, Inc			184
2,632	*	Laureate Education, Inc			128
968		Strayer Education, Inc			103

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

1,448	e*	Universal Technical Institute, Inc			$32

		TOTAL EDUCATIONAL SERVICES			1,144

ELECTRIC, GAS, AND SANITARY SERVICES - 4.15%
41,822	*	AES Corp			922
4,796		AGL Resources, Inc			187
10,338	*	Allegheny Energy, Inc			475
1,693		Allete, Inc			79
7,323		Alliant Energy Corp			277
15,781	*	Allied Waste Industries, Inc			194
12,827		Ameren Corp			689
822	e	American Ecology Corp			15
24,825		American Electric Power Co, Inc			1,057
1,100	e	American States Water Co			42
8,098		Aqua America, Inc			184
24,847	*	Aquila, Inc			117
5,341		Atmos Energy Corp			170
3,100		Avista Corp			78
2,253		Black Hills Corp			83
1,013		California Water Service Group			41
770		Cascade Natural Gas Corp			20
1,195	*	Casella Waste Systems, Inc (Class A)			15
20,446	e	Centerpoint Energy, Inc			339
1,063	e	CH Energy Group, Inc			56
1,104	*	Clean Harbors, Inc			53
3,305		Cleco Corp			83
13,685	*	CMS Energy Corp			229
15,657	e	Consolidated Edison, Inc			753
11,552		Constellation Energy Group, Inc			796
7,381	*	Covanta Holding Corp			163
1,704	e	Crosstex Energy, Inc			54
22,225		Dominion Resources, Inc			1,863
7,914	e	DPL, Inc			220
11,108		DTE Energy Co			538
78,876		Duke Energy Corp			2,619
5,233		Duquesne Light Holdings, Inc			104
24,110	*	Dynegy, Inc (Class A)			175
20,498		Edison International			932
42,504	e	El Paso Corp			649
2,788	*	El Paso Electric Co			68
1,913		Empire District Electric Co			47
4,652		Energen Corp			218
9,504		Energy East Corp			236
453		EnergySouth, Inc			18
13,210		Entergy Corp			1,220
42,491		Exelon Corp			2,630
20,962		FirstEnergy Corp			1,264
25,755	e	FPL Group, Inc			1,402
4,858	e	Great Plains Energy, Inc			154
5,200		Hawaiian Electric Industries, Inc			141
2,843		Idacorp, Inc			110
914		ITC Holdings Corp			36
11,065		KeySpan Corp			456
6,767		Kinder Morgan, Inc			716
1,400		Laclede Group, Inc			49
419		Markwest Hydrocarbon, Inc			20
11,775		MDU Resources Group, Inc			302
1,512		Metal Management, Inc			57
1,200		MGE Energy, Inc			44
16,616	*	Mirant Corp			525
5,518	e	National Fuel Gas Co			213
1,850		New Jersey Resources Corp			90
2,750	e	Nicor, Inc			129
17,372		NiSource, Inc			419

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

9,900		Northeast Utilities			$279
1,750		Northwest Natural Gas Co			74
2,408		NorthWestern Corp			85
8,755	e*	NRG Energy, Inc			490
6,921		NSTAR			238
5,851		OGE Energy Corp			234
7,361		Oneok, Inc			317
469	e	Ormat Technologies, Inc			17
1,956		Otter Tail Corp			61
2,462	e	Peoples Energy Corp			110
12,472		Pepco Holdings, Inc			324
21,898		PG&E Corp			1,036
591	*	Pico Holdings, Inc			21
4,854		Piedmont Natural Gas Co, Inc			130
1,025	e*	Pike Electric Corp			17
6,239		Pinnacle West Capital Corp			316
3,483	e*	Plug Power, Inc			14
4,199		PNM Resources, Inc			131
1,726	e	Portland General Electric Co			47
24,198		PPL Corp			867
16,208		Progress Energy, Inc			795
5,000	v*	Progress Energy, Inc			—	^
15,808		Public Service Enterprise Group, Inc			1,049
7,154		Puget Energy, Inc			181
5,509		Questar Corp			458
19,500	*	Reliant Energy, Inc			277
7,270		Republic Services, Inc			296
1,126		Resource America, Inc (Class A)			30
7,275		SCANA Corp			295
16,443	e	Sempra Energy			921
12,547	*	Sierra Pacific Resources			211
1,020	e	SJW Corp			40
1,884		South Jersey Industries, Inc			63
47,130	e	Southern Co			1,737
6,440		Southern Union Co			180
2,572		Southwest Gas Corp			99
1,025	e	Southwest Water Co			14
2,854	*	Stericycle, Inc			215
3,976	e	Synagro Technologies, Inc			18
13,485		TECO Energy, Inc			232
29,147		TXU Corp			1,580
6,965		UGI Corp			190
1,633		UIL Holdings Corp			69
2,373		Unisource Energy Corp			87
4,904		Vectren Corp			139
2,633	*	Waste Connections, Inc			109
499		Waste Industries USA, Inc			15
1,458	e*	Waste Services, Inc			14
5,625		Westar Energy, Inc			146
3,300		WGL Holdings, Inc			107
38,193		Williams Cos, Inc			998
7,578		Wisconsin Energy Corp			360
2,680	e	WPS Resources Corp			145
26,149		Xcel Energy, Inc			603

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES			41,316

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.06%
1,556	*	Actel Corp			28
3,000		Acuity Brands, Inc			156
7,209	*	Adaptec, Inc			34
7,316	*	ADC Telecommunications, Inc			106
4,420		Adtran, Inc			100
2,343	*	Advanced Analogic Technologies, Inc			13
2,251	*	Advanced Energy Industries, Inc			42

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

34,301	*	Advanced Micro Devices, Inc			$698
4,300	*	Aeroflex, Inc			50
10,899	*	Agere Systems, Inc			209
22,750	*	Altera Corp			448
10,928		American Power Conversion Corp			334
1,695	e*	American Superconductor Corp			17
6,834		Ametek, Inc			218
2,968	*	AMIS Holdings, Inc			31
6,298	*	Amkor Technology, Inc			59
5,827		Amphenol Corp (Class A)			362
3,097	e*	Anadigics, Inc			27
22,873		Analog Devices, Inc			752
10,546	*	Andrew Corp			108
54,133	*	Apple Computer, Inc			4,593
19,510	*	Applied Micro Circuits Corp			69
6,887	*	Arris Group, Inc			86
3,325	*	Atheros Communications, Inc			71
27,704	*	Atmel Corp			168
2,512	*	ATMI, Inc			77
2,604	e*	Avanex Corp			5
8,282	*	Avnet, Inc			211
3,547	e	AVX Corp			52
2,164		Baldor Electric Co			72
674		Bel Fuse, Inc (Class B)			23
4,279	*	Benchmark Electronics, Inc			104
3,618	e*	Bookham, Inc			15
28,853	*	Broadcom Corp (Class A)			932
4,435	e*	Broadwing Corp			69
16,312	*	Brocade Communications Systems, Inc			134
1,448	*	CalAmp Corp			12
6,761	e*	Capstone Turbine Corp			8
1,332	*	Carrier Access Corp			9
2,989	*	C-COR, Inc			33
1,663	e*	Ceradyne, Inc			94
2,612	*	Checkpoint Systems, Inc			53
1,792	e*	China BAK Battery, Inc			12
5,374	e*	Ciena Corp			149
387,140	*	Cisco Systems, Inc			10,580
908	e*	Color Kinetics, Inc			19
1,458	*	Comtech Telecommunications Corp			55
12,890	*	Comverse Technology, Inc			272
32,205	e*	Conexant Systems, Inc			66
457	*	CPI International, Inc			7
5,056	e*	Cree, Inc			88
2,100	e	CTS Corp			33
1,000		Cubic Corp			22
8,969	*	Cypress Semiconductor Corp			151
1,281	*	Diodes, Inc			45
633	*	Directed Electronics, Inc			7
2,576	*	Ditech Networks, Inc			18
2,248	*	Dolby Laboratories, Inc (Class A)			70
1,958	*	DSP Group, Inc			42
1,168	*	DTS, Inc			28
2,000	*	Electro Scientific Industries, Inc			40
2,542	e*	Emcore Corp			14
51,934		Emerson Electric Co			2,290
956	*	EMS Technologies, Inc			19
3,640	*	Energizer Holdings, Inc			258
2,523	e*	Energy Conversion Devices, Inc			86
3,062	*	EnerSys			49
4,298	e*	Evergreen Solar, Inc			33
2,444	*	Exar Corp			32
7,886	*	Fairchild Semiconductor International, Inc			133
14,527	e*	Finisar Corp			47

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

700	*	First Solar, Inc			$21
1	*	Flextronics International Ltd			—	^
1,486		Franklin Electric Co, Inc			76
2,934	e*	FuelCell Energy, Inc			19
15,290	*	Gemstar-TV Guide International, Inc			61
1,540	*	Genlyte Group, Inc			120
6,759	*	GrafTech International Ltd			47
1,507	e*	Greatbatch, Inc			41
4,325		Harman International Industries, Inc			432
5,636	*	Harmonic, Inc			41
8,649		Harris Corp			397
6,021	e*	Hexcel Corp			105
829	e*	Hittite Microwave Corp			27
52,679		Honeywell International, Inc			2,383
1,800	e*	Hutchinson Technology, Inc			42
739	e*	ID Systems, Inc			14
1,334	e*	Ikanos Communications, Inc			12
2,223		Imation Corp			103
13,019	*	Integrated Device Technology, Inc			202
368,736		Intel Corp			7,467
3,415	e*	Interdigital Communications Corp			115
4,573	e*	International Rectifier Corp			176
9,144		Intersil Corp (Class A)			219
1,421		Inter-Tel, Inc			31
2,296	*	InterVoice, Inc			18
724	e*	iRobot Corp			13
1,636	*	IXYS Corp			15
13,081	*	JDS Uniphase Corp			218
6,007	e*	Kemet Corp			44
7,785		L-3 Communications Holdings, Inc			637
894	e*	Lamson & Sessions Co			22
7,863	*	Lattice Semiconductor Corp			51
2,740		Lincoln Electric Holdings, Inc			166
19,165		Linear Technology Corp			581
1,534	*	Littelfuse, Inc			49
732	e*	Loral Space & Communications, Inc			30
1,293		LSI Industries, Inc			26
25,060	*	LSI Logic Corp			226
3,108	*	Mattson Technology, Inc			29
20,175		Maxim Integrated Products, Inc			618
936	e*	Maxwell Technologies, Inc			13
9,964	*	McData Corp (Class A)			55
1,334	e*	Medis Technologies Ltd			23
8,815	*	MEMC Electronic Materials, Inc			345
1,540	*	Mercury Computer Systems, Inc			21
2,500		Methode Electronics, Inc			27
4,755	*	Micrel, Inc			51
13,649		Microchip Technology, Inc			446
46,315	*	Micron Technology, Inc			647
4,543	e*	Microsemi Corp			89
4,100	e*	Microtune, Inc			19
7,089	e*	Mindspeed Technologies, Inc			14
2,847	*	MIPS Technologies, Inc			24
1,718	e*	Mobility Electronics, Inc			6
8,747		Molex, Inc			277
1,168	e*	Monolithic Power Systems, Inc			13
2,561	*	Moog, Inc (Class A)			98
1,507	e*	MoSys, Inc			14
156,357		Motorola, Inc			3,215
7,339	e*	MRV Communications, Inc			26
555	e*	Multi-Fineline Electronix, Inc			11
300		National Presto Industries, Inc			18
21,753		National Semiconductor Corp			494
4,200	v*	NCP Litigation Trust			—	^

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

1,013	e*	Netlogic Microsystems, Inc			$22
24,105	*	Network Appliance, Inc			947
8,219	*	Novellus Systems, Inc			283
22,670	*	Nvidia Corp			839
3,460	e*	Omnivision Technologies, Inc			47
10,163	*	ON Semiconductor Corp			77
6,068	*	Openwave Systems, Inc			56
1,210	*	Oplink Communications, Inc			25
1,276	e*	Optical Communication Products, Inc			2
869	e*	OSI Systems, Inc			18
1,250		Park Electrochemical Corp			32
1,185	e*	Parkervision, Inc			13
1,447	*	Pericom Semiconductor Corp			17
2,260	*	Photronics, Inc			37
2,609		Plantronics, Inc			55
3,100	*	Plexus Corp			74
1,628	e*	PLX Technology, Inc			21
13,218	e*	PMC - Sierra, Inc			89
5,747	*	Polycom, Inc			178
1,009	*	Portalplayer, Inc			14
458	*	Powell Industries, Inc			14
4,438	e*	Power-One, Inc			32
7,309	e*	Powerwave Technologies, Inc			47
10,532	*	QLogic Corp			231
106,141		Qualcomm, Inc			4,011
3,007	e*	Quantum Fuel Systems Technologies Worldwide, Inc			5
8,217	e	RadioShack Corp			138
1,136	*	Radyne Corp			12
5,680	e*	Rambus, Inc			107
1,083	e	Raven Industries, Inc			29
1,983		Regal-Beloit Corp			104
10,615	*	RF Micro Devices, Inc			72
1,100	*	Rogers Corp			65
35,228	*	Sanmina-SCI Corp			122
4,166	*	Semtech Corp			54
5,145	*	Silicon Image, Inc			65
3,220	e*	Silicon Laboratories, Inc			112
5,900	*	Silicon Storage Technology, Inc			27
1,604	e*	Sirenza Microdevices, Inc			13
90,524	e*	Sirius Satellite Radio, Inc			320
10,341	*	Skyworks Solutions, Inc			73
2,839	*	Spansion, Inc (Class A)			42
2,490	e*	Spectrum Brands, Inc			27
1,279	*	Standard Microsystems Corp			36
6,161	*	Stratex Networks, Inc			30
675	e*	Sunpower Corp (Class A)			25
745	*	Supertex, Inc			29
12,134	*	Sycamore Networks, Inc			46
2,907	e*	Symmetricom, Inc			26
1,530	*	Synaptics, Inc			45
2,804		Technitrol, Inc			67
3,400	*	Tekelec			50
2,403		Teleflex, Inc			155
28,811	*	Tellabs, Inc			296
2,944	e*	Tessera Technologies, Inc			119
99,136		Texas Instruments, Inc			2,855
3,784	*	Thomas & Betts Corp			179
12,811	*	Transmeta Corp			14
7,028	*	Transwitch Corp			10
3,408	*	Trident Microsystems, Inc			62
9,492	*	Triquint Semiconductor, Inc			43
2,833	*	TTM Technologies, Inc			32
640	*	Ulticom, Inc			6
1,466	e*	Universal Display Corp			22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

1,000	*	Universal Electronics, Inc			$21
7,742	e*	Utstarcom, Inc			68
3,284	*	Varian Semiconductor Equipment Associates, Inc			149
1,399	*	Viasat, Inc			42
1,471		Vicor Corp			16
899	*	Virage Logic Corp			8
10,877	*	Vishay Intertechnology, Inc			147
1,011	e*	Volterra Semiconductor Corp			15
4,543		Whirlpool Corp			377
21,641		Xilinx, Inc			515
7,259	e*	Zhone Technologies, Inc			9
712	e*	Zoltek Cos, Inc			14
3,150	*	Zoran Corp			46

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			60,329

ENGINEERING AND MANAGEMENT SERVICES - 0.78%
1,230	*	Advisory Board Co			66
6,911	e*	Amylin Pharmaceuticals, Inc			249
4,841	*	Applera Corp (Celera Genomics Group)			68
4,682	e*	Ariad Pharmaceuticals, Inc			24
900	e	CDI Corp			22
22,894	*	Celgene Corp			1,317
758	e*	Cornell Cos, Inc			14
2,517		Corporate Executive Board Co			221
706	*	CRA International, Inc			37
2,878	e*	CV Therapeutics, Inc			40
3,808	*	deCODE genetics, Inc			17
1,618		Diamond Management & Technology Consultants, Inc			20
5,965	*	Digitas, Inc			80
1,742	e*	Diversa Corp			19
3,090	e*	eResearch Technology, Inc			21
1,146	*	Essex Corp			27
5,381	*	Exelixis, Inc			48
1,100	*	Exponent, Inc			21
1,392	*	First Consulting Group, Inc			19
5,476		Fluor Corp			447
3,419	*	Gen-Probe, Inc			179
3,404	*	Harris Interactive, Inc			17
6,634	*	Hewitt Associates, Inc (Class A)			171
1,113	e*	Huron Consulting Group, Inc			50
4,311	*	ICOS Corp			146
4,807	*	Incyte Corp			28
1,718	*	Infrasource Services, Inc			37
4,737	e*	Isis Pharmaceuticals, Inc			53
3,662	*	Jacobs Engineering Group, Inc			299
798	*	Kendle International, Inc			25
584		Landauer, Inc			31
1,549	*	LECG Corp			29
4,403	*	Lexicon Genetics, Inc			16
1,975	e*	Lifecell Corp			48
1,864	*	Luminex Corp			24
1,221		MAXIMUS, Inc			38
2,143	e*	Maxygen, Inc			23
8,108	e*	Monogram Biosciences, Inc			14
15,350		Moody’s Corp			1,060
685	e*	MTC Technologies, Inc			16
2,554	e*	Myriad Genetics, Inc			80
2,859	*	Navigant Consulting, Inc			56
1,729	*	Omnicell, Inc			32
21,118		Paychex, Inc			835
2,411	*	Per-Se Technologies, Inc			67
1,234	e*	PharmaNet Development Group, Inc			27
9,976		Quest Diagnostics, Inc			529
2,870	*	Regeneron Pharmaceuticals, Inc			58

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

8,827	e*	Rentech, Inc			$33
3,214	*	Resources Connection, Inc			102
1,318	e*	Rigel Pharmaceuticals, Inc			16
4,400	*	SAIC, Inc			78
1,747	e*	Sangamo Biosciences, Inc			12
3,562	e*	Savient Pharmaceuticals, Inc			40
1,940	e*	Senomyx, Inc			25
5,223	e*	Shaw Group, Inc			175
1,956	*	Symyx Technologies, Inc			42
692	e*	Tejon Ranch Co			39
3,521	e*	Telik, Inc			16
3,591	*	Tetra Tech, Inc			65
953	e*	Trimeris, Inc			12
3,296	*	URS Corp			141
1,753	*	Washington Group International, Inc			105
2,733		Watson Wyatt & Co Holdings (Class A)			123

		TOTAL ENGINEERING AND MANAGEMENT SERVICES			7,789

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
2,403	e*	Home Solutions of America, Inc			14

		TOTAL ENVIRONMENTAL QUALITY AND HOUSING			14

FABRICATED METAL PRODUCTS - 0.39%
2,088	*	Alliant Techsystems, Inc			163
532		Ameron International Corp			41
2,187		Aptargroup, Inc			129
6,806		Ball Corp			297
1,064		CIRCOR International, Inc			39
7,854		Commercial Metals Co			203
1,343	*	Commercial Vehicle Group, Inc			29
3,558		Crane Co			130
10,461	*	Crown Holdings, Inc			219
757		Dynamic Materials Corp			21
1,746	e*	Griffon Corp			45
546		Gulf Island Fabrication, Inc			20
31,695		Illinois Tool Works, Inc			1,464
916		Insteel Industries, Inc			16
5,881	*	Jacuzzi Brands, Inc			73
904	e*	Ladish Co, Inc			34
496	e	Lifetime Brands, Inc			8
2,280	*	Mobile Mini, Inc			62
6,010	e	Mueller Water Products, Inc (Class A)			89
1,321	*	NCI Building Systems, Inc			68
6,572		Pentair, Inc			206
1,422		Silgan Holdings, Inc			63
2,152	e	Simpson Manufacturing Co, Inc			68
1,859	e*	Smith & Wesson Holding Corp			19
3,797		Snap-On, Inc			181
3,948	e*	Taser International, Inc			30
1,173		Valmont Industries, Inc			65
1,666	e	Watts Water Technologies, Inc (Class A)			69

		TOTAL FABRICATED METAL PRODUCTS			3,851

FOOD AND KINDRED PRODUCTS - 2.76%
455	*	Altus Pharmaceuticals, Inc			9
48,922		Anheuser-Busch Cos, Inc			2,407
41,589		Archer Daniels Midland Co			1,329
700	*	Boston Beer Co, Inc (Class A)			25
1,626	e*	Burger King Holdings, Inc			34
14,917	e	Campbell Soup Co			580
263		Coca-Cola Bottling Co Consolidated			18
129,182		Coca-Cola Co			6,233

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

19,411		Coca-Cola Enterprises, Inc			$396
33,020		ConAgra Foods, Inc			892
12,816	*	Constellation Brands, Inc (Class A)			372
4,777		Corn Products International, Inc			165
4,436	*	Darling International, Inc			25
12,900		Del Monte Foods Co			142
1,001		Diamond Foods, Inc			19
629		Farmer Bros Co			13
3,338		Flowers Foods, Inc			90
22,465		General Mills, Inc			1,294
3,470	*	Gold Kist, Inc			73
21,307		H.J. Heinz Co			959
4,024	*	Hansen Natural Corp			136
11,183		Hershey Co			557
4,677		Hormel Foods Corp			175
740	e	Imperial Sugar Co			18
800		J&J Snack Foods Corp			33
3,519		J.M. Smucker Co			171
1,401	e*	Jones Soda Co			17
15,621		Kellogg Co			782
13,596	e	Kraft Foods, Inc (Class A)			485
1,575		Lancaster Colony Corp			70
1,746		Lance, Inc			35
686	*	M&F Worldwide Corp			17
8,308		McCormick & Co, Inc			320
597	e	MGP Ingredients, Inc			14
3,055		Molson Coors Brewing Co (Class B)			234
518	e	National Beverage Corp			7
919	e*	Peet’s Coffee & Tea, Inc			24
8,968		Pepsi Bottling Group, Inc			277
3,834		PepsiAmericas, Inc			80
104,737		PepsiCo, Inc			6,551
2,153	*	Performance Food Group Co			60
895		Premium Standard Farms, Inc			17
1,622	*	Ralcorp Holdings, Inc			83
1,066		Reddy Ice Holdings, Inc			28
1,203	e	Sanderson Farms, Inc			37
48,233		Sara Lee Corp			821
5,921	e*	Smithfield Foods, Inc			152
2,304	e	Tootsie Roll Industries, Inc			75
2,378		Topps Co, Inc			21
2,025	*	TreeHouse Foods, Inc			63
14,346		Tyson Foods, Inc (Class A)			236
14,836		Wrigley (Wm.) Jr Co			767

		TOTAL FOOD AND KINDRED PRODUCTS			27,438

FOOD STORES - 0.23%
97	e	Arden Group, Inc (Class A)			12
1,203	e	Great Atlantic & Pacific Tea Co, Inc			31
700		Ingles Markets, Inc (Class A)			21
45,398		Kroger Co			1,047
1,886	e*	Panera Bread Co (Class A)			106
1,414	*	Pantry, Inc			66
3,332	e*	Pathmark Stores, Inc			37
2,557		Ruddick Corp			71
13,045		Supervalu, Inc			466
106		Village Super Market (Class A)			9
611		Weis Markets, Inc			25
8,728		Whole Foods Market, Inc			410
2,108	e*	Wild Oats Markets, Inc			30

		TOTAL FOOD STORES			2,331

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

FORESTRY - 0.13%
4,673		Rayonier, Inc			$192
15,586		Weyerhaeuser Co			1,101

		TOTAL FORESTRY			1,293

FURNITURE AND FIXTURES - 0.30%
1,843		Ethan Allen Interiors, Inc			67
2,907	e	Furniture Brands International, Inc			47
3,977		Herman Miller, Inc			145
3,882		Hillenbrand Industries, Inc			221
3,305		HNI Corp			147
680	e	Hooker Furniture Corp			11
3,257	*	Interface, Inc (Class A)			46
12,260		Johnson Controls, Inc			1,053
1,737		Kimball International, Inc (Class B)			42
3,352	e	La-Z-Boy, Inc			40
11,767		Leggett & Platt, Inc			281
24,913		Masco Corp			744
1,305		Sealy Corp			19
3,095	e*	Select Comfort Corp			54
778	e	Stanley Furniture Co, Inc			17
2,894	e*	Tempur-Pedic International, Inc			59
1,907	e*	Williams Scotsman International, Inc			37

		TOTAL FURNITURE AND FIXTURES			3,030

FURNITURE AND HOMEFURNISHINGS STORES - 0.19%
17,797	*	Bed Bath & Beyond, Inc			678
11,465		Circuit City Stores, Inc			218
1,370	e*	Cost Plus, Inc			14
4,227	e*	GameStop Corp (Class A)			233
1,692	e*	Guitar Center, Inc			77
1,232	e	Haverty Furniture Cos, Inc			18
2,157		Knoll, Inc			47
3,326	e*	Mohawk Industries, Inc			249
6,020	e*	Pier 1 Imports, Inc			36
1,828	e*	Restoration Hardware, Inc			15
4,902		Steelcase, Inc (Class A)			89
1,789	e	Tuesday Morning Corp			28
6,224	e	Williams-Sonoma, Inc			196

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES			1,898

GENERAL BUILDING CONTRACTORS - 0.36%
115	e	Amrep Corp			14
310	e*	Avatar Holdings, Inc			25
2,556	e	Beazer Homes USA, Inc			120
985	e	Brookfield Homes Corp			37
413	*	Cavco Industries, Inc			14
7,822		Centex Corp			440
19,845		DR Horton, Inc			526
3,109	e*	Hovnanian Enterprises, Inc (Class A)			105
5,192		KB Home			266
8,603		Lennar Corp (Class A)			451
1,065	e	Levitt Corp (Class A)			13
862	e	M/I Homes, Inc			33
1,316		McGrath RentCorp			40
2,061		MDC Holdings, Inc			118
1,472	e*	Meritage Homes Corp			70
294	e*	NVR, Inc			190
1,250	*	Palm Harbor Homes, Inc			18
1,414	*	Perini Corp			43
13,220	e	Pulte Homes, Inc			438
2,630	e	Ryland Group, Inc			144

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

4,272		Standard-Pacific Corp			$114
397	e*	Team, Inc			14
798	e	Technical Olympic USA, Inc			8
8,177	e*	Toll Brothers, Inc			264
2,645		Walter Industries, Inc			72
2,352	e*	WCI Communities, Inc			45

		TOTAL GENERAL BUILDING CONTRACTORS			3,622

GENERAL MERCHANDISE STORES - 1.67%
2,874	e*	99 Cents Only Stores			35
6,733	*	Big Lots, Inc			154
4,214	*	BJ’s Wholesale Club, Inc			131
360	e	Bon-Ton Stores, Inc			12
2,068	e*	Cabela’s, Inc			50
3,355		Casey’s General Stores, Inc			79
481	e*	Conn’s, Inc			11
29,775		Costco Wholesale Corp			1,574
3,877		Dillard’s, Inc (Class A)			136
19,455		Dollar General Corp			312
9,637		Family Dollar Stores, Inc			283
35,089		Federated Department Stores, Inc			1,338
2,720		Fred’s, Inc			33
14,926		JC Penney Co, Inc			1,155
1,292	e*	Retail Ventures, Inc			25
8,388	e	Saks, Inc			150
1,757		Stein Mart, Inc			23
54,986		Target Corp			3,137
29,011		TJX Cos, Inc			827
155,912		Wal-Mart Stores, Inc			7,200

		TOTAL GENERAL MERCHANDISE STORES			16,665

HEALTH SERVICES - 1.47%
839	*	Alliance Imaging, Inc			6
1,534	e*	Amedisys, Inc			50
13,644		AmerisourceBergen Corp			613
1,984	*	Amsurg Corp			46
2,667	*	Apria Healthcare Group, Inc			71
535	e*	Bio-Reference Labs, Inc			12
788	e	Brookdale Senior Living, Inc			38
28,114		Caremark Rx, Inc			1,606
7,024		Cigna Corp			924
6,188	*	Community Health Systems, Inc			226
750	*	Corvel Corp			36
2,831	*	Covance, Inc			167
10,014	*	Coventry Health Care, Inc			501
2,321	*	Cross Country Healthcare, Inc			51
6,725	*	DaVita, Inc			382
3,819	*	Edwards Lifesciences Corp			180
300	e*	Emeritus Corp			7
1,864	e*	Enzo Biochem, Inc			27
7,243	*	Express Scripts, Inc			519
2,040	*	Five Star Quality Care, Inc			23
1,379	*	Genesis HealthCare Corp			65
810	e*	Genomic Health, Inc			15
1,497	*	Gentiva Health Services, Inc			29
14,969		Health Management Associates, Inc (Class A)			316
2,237	e*	Healthways, Inc			107
696	*	Horizon Health Corp			14
1,722	e*	Hythiam, Inc			16
2,054	*	Kindred Healthcare, Inc			52
8,043	*	Laboratory Corp of America Holdings			591
1,383	e	LCA-Vision, Inc			47
735	*	LHC Group, Inc			21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

3,672	*	LifePoint Hospitals, Inc			$124
5,765	*	Lincare Holdings, Inc			230
2,394	*	Magellan Health Services, Inc			103
4,595		Manor Care, Inc			216
1,371	e*	Matria Healthcare, Inc			39
19,110		McKesson Corp			969
419	*	Medcath Corp			11
19,049	*	Medco Health Solutions, Inc			1,018
600	e	National Healthcare Corp			33
5,807	e*	Nektar Therapeutics			88
412	e*	Nighthawk Radiology Holdings, Inc			10
2,544	*	Odyssey HealthCare, Inc			34
7,718	e	Omnicare, Inc			298
1,288	e	Option Care, Inc			18
3,052	*	Pediatrix Medical Group, Inc			149
6,515		Pharmaceutical Product Development, Inc			210
3,409	*	Psychiatric Solutions, Inc			128
745	e*	Radiation Therapy Services, Inc			23
1,200	*	RehabCare Group, Inc			18
3,479	*	Sierra Health Services, Inc			125
939	e*	Stereotaxis, Inc			10
1,483	*	Sun Healthcare Group, Inc			19
2,773	e*	Sunrise Senior Living, Inc			85
1,167	*	Symbion, Inc			22
30,068	*	Tenet Healthcare Corp			210
5,498	e*	Triad Hospitals, Inc			230
2,931	*	United Surgical Partners International, Inc			83
2,659		Universal Health Services, Inc (Class B)			147
774	e*	VistaCare, Inc (Class A)			8
40,596	*	WellPoint, Inc			3,194

		TOTAL HEALTH SERVICES			14,610

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.02%
2,325		Granite Construction, Inc			117
1,322	*	Matrix Service Co			21
576	e*	Sterling Construction Co, Inc			13

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING			151

HOLDING AND OTHER INVESTMENT OFFICES - 3.24%
2,039		Acadia Realty Trust			51
2,052	e*	Affiliated Managers Group, Inc			216
1,916	*	Affordable Residential Communities LP			22
1,916	e,v*	Affordable Residential Communities LP			—	^
505		Agree Realty Corp			17
42	e*	Alexander’s, Inc			18
1,428		Alexandria Real Estate Equities, Inc			143
8,795	e	Allied Capital Corp			287
5,664		AMB Property Corp			332
900		American Campus Communities, Inc			26
8,501		American Financial Realty Trust			97
2,812	e	American Home Mortgage Investment Corp			99
13,391		Annaly Mortgage Management, Inc			186
3,218		Anthracite Capital, Inc			41
3,102		Anworth Mortgage Asset Corp			29
6,275		Apartment Investment & Management Co (Class A)			351
5,215		Apollo Investment Corp			117
850		Arbor Realty Trust, Inc			26
13,757		Archstone-Smith Trust			801
2,591		Ashford Hospitality Trust, Inc			32
4,819		AvalonBay Communities, Inc			627
3,602		BioMed Realty Trust, Inc			103
7,392	e	Boston Properties, Inc			827
5,868		Brandywine Realty Trust			195

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

3,442		BRE Properties, Inc (Class A)			$224
3,627		Camden Property Trust			268
1,573		Capital Lease Funding, Inc			18
190		Capital Southwest Corp			24
800		Capital Trust, Inc (Class A)			40
3,981		CBL & Associates Properties, Inc			173
1,940		Cedar Shopping Centers, Inc			31
700		CentraCore Properties Trust			23
442		Cherokee, Inc			19
2,945		Colonial Properties Trust			138
840	e	Compass Diversified Trust			14
2,299		Corporate Office Properties Trust			116
2,443		Cousins Properties, Inc			86
4,918		Crescent Real Estate Equities Co			97
3,319		Deerfield Triarc Capital Corp			56
7,195	e	Developers Diversified Realty Corp			453
4,143		DiamondRock Hospitality Co			75
1,202		Digital Realty Trust, Inc			41
4,300		Douglas Emmett, Inc			114
8,893		Duke Realty Corp			364
1,377		EastGroup Properties, Inc			74
2,300	e	Education Realty Trust, Inc			34
204	e*	Enstar Group, Inc			20
1,723		Entertainment Properties Trust			101
3,491		Equity Inns, Inc			56
967		Equity Lifestyle Properties, Inc			53
23,597		Equity Office Properties Trust			1,137
2,470	e	Equity One, Inc			66
18,483		Equity Residential			938
1,339		Essex Property Trust, Inc			173
3,400		Extra Space Storage, Inc			62
3,328	e	Federal Realty Investment Trust			283
3,926		FelCor Lodging Trust, Inc			86
3,283	e	Fieldstone Investment Corp			14
2,899	e	First Industrial Realty Trust, Inc			136
1,077		First Potomac Realty Trust			31
3,189	e	Franklin Street Properties Corp			67
9,089	e	Friedman Billings Ramsey Group, Inc (Class A)			73
11,087		General Growth Properties, Inc			579
1,193		Getty Realty Corp			37
638	e	Gladstone Capital Corp			15
1,072	e	Gladstone Investment Corp			16
2,171	e	Glimcher Realty Trust			58
1,007	e	Global Signal, Inc			53
3,200		GMH Communities Trust			32
1,100		Gramercy Capital Corp			34
1,356	*	Harris & Harris Group, Inc			16
12,321		Health Care Property Investors, Inc			454
4,588		Health Care REIT, Inc			197
3,212		Healthcare Realty Trust, Inc			127
1,330		Hersha Hospitality Trust			15
3,843		Highland Hospitality Corp			55
3,647		Highwoods Properties, Inc			149
2,273		Home Properties, Inc			135
3,816	e	HomeBanc Corp			16
4,570		Hospitality Properties Trust			217
33,534		Host Marriott Corp			823
13,475		HRPT Properties Trust			166
5,056	e	IMPAC Mortgage Holdings, Inc			44
4,513	e	Inland Real Estate Corp			84
2,862		Innkeepers U.S.A. Trust			44
3,315		Investors Real Estate Trust			34
67,000		iShares Russell 3000 Index Fund			5,497
7,312		iStar Financial, Inc			350

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

1,655		JER Investors Trust, Inc			$34
2,062		Kilroy Realty Corp			161
13,849		Kimco Realty Corp			623
1,900		Kite Realty Group Trust			35
4,408		KKR Financial Corp			118
2,579		LaSalle Hotel Properties			118
3,317		Lexington Corporate Properties Trust			74
5,546	e	Liberty Property Trust			273
1,314		LTC Properties, Inc			36
2,561		Luminent Mortgage Capital, Inc			25
4,628		Macerich Co			401
3,822		Mack-Cali Realty Corp			195
2,313		Maguire Properties, Inc			93
2,550		Medical Properties Trust, Inc			39
5,284		MFA Mortgage Investments, Inc			41
1,526		Mid-America Apartment Communities, Inc			87
3,769	e*	Mills Corp			75
1,500	e	MortgageIT Holdings, Inc			22
1,400		National Health Investors, Inc			46
3,552		National Retail Properties, Inc			81
4,557		Nationwide Health Properties, Inc			138
2,944	e	New Century Financial Corp			93
6,949	e	New Plan Excel Realty Trust			191
2,873		Newcastle Investment Corp			90
980		Newkirk Realty Trust, Inc			18
1,752		NorthStar Realty Finance Corp			29
1,737	e	Novastar Financial, Inc			46
18,814		NTL, Inc			475
4,121		Omega Healthcare Investors, Inc			73
946	e	Parkway Properties, Inc			48
2,448		Pennsylvania Real Estate Investment Trust			96
11,920		Plum Creek Timber Co, Inc			475
2,677		Post Properties, Inc			122
2,494		Potlatch Corp			109
15,511		Prologis			943
1,073		PS Business Parks, Inc			76
7,739		Public Storage, Inc			755
1,730		RAIT Investment Trust			60
992	e	Ramco-Gershenson Properties			38
13,627	*	Realogy Corp			413
5,400		Realty Income Corp			150
5,491		Reckson Associates Realty Corp			250
1,355		Redwood Trust, Inc			79
4,304		Regency Centers Corp			336
1,640		Republic Property Trust			19
700		Saul Centers, Inc			39
3,728		Senior Housing Properties Trust			91
14,156		Simon Property Group, Inc			1,434
2,809		SL Green Realty Corp			373
1,302		Sovran Self Storage, Inc			75
5,313		Spirit Finance Corp			66
700	e*	Star Maritime Acquisition Corp			7
4,727		Strategic Hotels & Resorts, Inc			103
1,069		Sun Communities, Inc			35
3,736		Sunstone Hotel Investors, Inc			100
1,844		Tanger Factory Outlet Centers, Inc			72
687	e	Tarragon Corp			8
3,403		Taubman Centers, Inc			173
7,258		Thornburg Mortgage, Inc			182
4,211	e	Trustreet Properties, Inc			71
8,850		United Dominion Realty Trust, Inc			281
1,095		Universal Health Realty Income Trust			43
1,407		Urstadt Biddle Properties, Inc (Class A)			27
3,042		U-Store-It Trust			63

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

6,504		Ventas, Inc			$275
7,792		Vornado Realty Trust			947
2,850		Washington Real Estate Investment Trust			114
5,176		Weingarten Realty Investors			239
2,315		Winston Hotels, Inc			31
1,485		Winthrop Realty Trust			10

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES			32,226

HOTELS AND OTHER LODGING PLACES - 0.58%
1,418		Ameristar Casinos, Inc			44
2,086	*	Aztar Corp			114
1,131	e*	Bluegreen Corp			14
2,948		Boyd Gaming Corp			134
2,172		Choice Hotels International, Inc			91
2,696	*	Gaylord Entertainment Co			137
1,718	*	Great Wolf Resorts, Inc			24
24,789		Hilton Hotels Corp			865
1,142	e*	Isle of Capri Casinos, Inc			30
8,925	*	Las Vegas Sands Corp			799
920	*	Lodgian, Inc			12
1,242		Marcus Corp			32
21,749		Marriott International, Inc (Class A)			1,038
7,706	*	MGM Mirage			442
604	*	Monarch Casino & Resort, Inc			14
1,158	e*	Morgans Hotel Group Co			20
821	e*	Outdoor Channel Holdings, Inc			11
566	*	Riviera Holdings Corp			14
13,711		Starwood Hotels & Resorts Worldwide, Inc			857
3,148		Station Casinos, Inc			257
1,798	e*	Trump Entertainment Resorts, Inc			33
2,055	e*	Vail Resorts, Inc			92
12,741	*	Wyndham Worldwide Corp			408
3,169	e	Wynn Resorts Ltd			297

		TOTAL HOTELS AND OTHER LODGING PLACES			5,779

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.34%
47,811		3M Co			3,726
676		Aaon, Inc			18
1,797	e	Actuant Corp (Class A)			86
5,864	*	AGCO Corp			181
1,703		Albany International Corp (Class A)			56
895	e*	Allis-Chalmers Energy, Inc			21
11,480	e	American Standard Cos, Inc			526
475		Ampco-Pittsburgh Corp			16
87,043		Applied Materials, Inc			1,606
1,200	e*	Astec Industries, Inc			42
1,361	e*	ASV, Inc			22
3,264	*	Asyst Technologies, Inc			24
7,081	*	Axcelis Technologies, Inc			41
4,838		Black & Decker Corp			387
981		Black Box Corp			41
2,004	e*	Blount International, Inc			27
3,368	e	Briggs & Stratton Corp			91
5,171	*	Brooks Automation, Inc			75
2,058		Bucyrus International, Inc (Class A)			107
1,900		Carlisle Cos, Inc			149
674		Cascade Corp			36
42,367		Caterpillar, Inc			2,598
3,633		CDW Corp			256
5,864	*	Cirrus Logic, Inc			40
1,162	*	Columbus McKinnon Corp			24
3,015		Cummins, Inc			356
2,836		Curtiss-Wright Corp			105

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

2,481	*	Cymer, Inc			$109
14,924		Deere & Co			1,419
146,373	*	Dell, Inc			3,673
4,361		Diebold, Inc			203
4,851		Donaldson Co, Inc			168
12,837		Dover Corp			629
2,002	e*	Dresser-Rand Group, Inc			49
1,630	*	Dril-Quip, Inc			64
9,502		Eaton Corp			714
3,700	*	Electronics for Imaging, Inc			98
140,708	*	EMC Corp			1,857
5,455	*	Emulex Corp			106
981	e*	ENGlobal Corp			6
1,375	*	EnPro Industries, Inc			46
8,875	*	Entegris, Inc			96
7,347	*	Extreme Networks, Inc			31
909	e*	Flanders Corp			9
3,680	*	Flowserve Corp			186
4,366	*	FMC Technologies, Inc			269
3,376	*	Gardner Denver, Inc			126
15,479	e*	Gateway, Inc			31
673	*	Gehl Co			19
660,489	d	General Electric Co			24,577
3,050	*	Global Imaging Systems, Inc			67
1,504	e*	Goodman Global, Inc			26
841		Gorman-Rupp Co			31
4,528	e	Graco, Inc			179
8,523	*	Grant Prideco, Inc			339
177,675		Hewlett-Packard Co			7,318
1,076	*	Hydril			81
3,430		IDEX Corp			163
3,395	e*	Intermec, Inc			82
98,350		International Business Machines Corp			9,555
21,862		International Game Technology			1,010
1,163	*	Intevac, Inc			30
11,645		Jabil Circuit, Inc			286
7,920		Joy Global, Inc			383
993	*	Kadant, Inc			24
1,979		Kaydon Corp			79
2,629		Kennametal, Inc			155
1,974	*	Komag, Inc			75
3,600	*	Kulicke & Soffa Industries, Inc			30
9,062	*	Lam Research Corp			459
659	e*	LB Foster Co (Class A)			17
3,798		Lennox International, Inc			116
6,548	*	Lexmark International, Inc (Class A)			479
700	e	Lindsay Manufacturing Co			23
949		Lufkin Industries, Inc			55
4,030		Manitowoc Co, Inc			240
2,549	*	Micros Systems, Inc			134
430	e*	Middleby Corp			45
2,342		Modine Manufacturing Co			59
381		Nacco Industries, Inc (Class A)			52
937	*	NATCO Group, Inc (Class A)			30
2,164	*	Netgear, Inc			57
1,000		NN, Inc			12
1,891		Nordson Corp			94
3,203	*	Oil States International, Inc			103
7,666		Pall Corp			265
5,810	e*	Palm, Inc			82
7,579		Parker Hannifin Corp			583
2,653	*	Paxar Corp			61
1,773	e*	ProQuest Co			19
12,525	*	Quantum Corp			29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

1,782	e*	Rackable Systems, Inc			$55
1,335	*	RBC Bearings, Inc			38
600		Robbins & Myers, Inc			28
11,439		Rockwell Automation, Inc			699
7,798	*	Safeguard Scientifics, Inc			19
13,694	*	SanDisk Corp			589
744		Sauer-Danfoss, Inc			24
1,742	*	Scansource, Inc			53
4,306	*	Scientific Games Corp (Class A)			130
16,448	v*	Seagate Technology, Inc			—	^
1,100	e*	Semitool, Inc			15
1,425	e*	Sigma Designs, Inc			36
13,801	e	Smith International, Inc			567
59,015	*	Solectron Corp			190
3,849		SPX Corp			235
800		Standex International Corp			24
4,979		Stanley Works			250
16,219	*	Symbol Technologies, Inc			242
1,000	e*	Tecumseh Products Co (Class A)			17
1,200		Tennant Co			35
6,400	*	Terex Corp			413
5,313		Timken Co			155
2,690		Toro Co			125
881	e*	TurboChef Technologies, Inc			15
1,608	e*	Ultratech, Inc			20
4,015	e*	VA Software Corp			20
8,294	*	Varian Medical Systems, Inc			395
2,504	*	VeriFone Holdings, Inc			89
1,794	e	Watsco, Inc			85
13,792	*	Western Digital Corp			282
2,025		Woodward Governor Co			80
4,449	*	Zebra Technologies Corp (Class A)			155

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT			73,149

INSTRUMENTS AND RELATED PRODUCTS - 4.21%
1,214	*	Abaxis, Inc			23
1,059	e*	Abiomed, Inc			15
3,672	*	Advanced Medical Optics, Inc			129
4,200	e*	Affymetrix, Inc			97
26,967	*	Agilent Technologies, Inc			940
3,618	e*	Align Technology, Inc			51
9,470		Allergan, Inc			1,134
4,631	e*	American Medical Systems Holdings, Inc			86
543	e*	American Science & Engineering, Inc			32
928		Analogic Corp			52
1,600	*	Anaren, Inc			28
774	*	Angiodynamics, Inc			17
11,925		Applera Corp (Applied Biosystems Group)			438
600	e*	Argon ST, Inc			13
1,933	*	Armor Holdings, Inc			106
1,344		Arrow International, Inc			48
1,690	e*	Arthrocare Corp			67
1,087	e*	Aspect Medical Systems, Inc			20
742	e	Badger Meter, Inc			21
6,676		Bard (C.R.), Inc			554
3,462	e	Bausch & Lomb, Inc			180
41,621		Baxter International, Inc			1,931
3,852		Beckman Coulter, Inc			230
15,647		Becton Dickinson & Co			1,098
15,465		Biomet, Inc			638
1,200	*	Bio-Rad Laboratories, Inc (Class A)			99
1,130	e*	Biosite, Inc			55
78,183	*	Boston Scientific Corp			1,343
1,542	*	Bruker BioSciences Corp			12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

1,510	*	Candela Corp			$19
2,899	e*	Cepheid, Inc			25
1,768	e*	Cerus Corp			10
2,100	*	Coherent, Inc			66
1,500		Cohu, Inc			30
1,940	*	Conmed Corp			45
2,953	e	Cooper Cos, Inc			131
5,665	e*	Credence Systems Corp			29
1,543	e*	Cyberonics, Inc			32
15,275		Danaher Corp			1,107
800		Datascope Corp			29
9,800		Dentsply International, Inc			293
2,325	e*	Depomed, Inc			8
1,099	e*	DexCom, Inc			11
1,255	*	Dionex Corp			71
1,467	*	DJ Orthopedics, Inc			63
2,562	e	DRS Technologies, Inc			135
462	*	Eagle Test Systems, Inc			7
18,715	e	Eastman Kodak Co			483
1,002	e	EDO Corp			24
1,718	*	ESCO Technologies, Inc			78
1,694	*	Esterline Technologies Corp			68
719	e*	ev3, Inc			12
833	*	Excel Technology, Inc			21
1,709	e*	FEI Co			45
4,309	e*	Flir Systems, Inc			137
2,946	*	Formfactor, Inc			110
2,463	*	Fossil, Inc			56
1,217	*	Foxhollow Technologies, Inc			26
1,733	*	Haemonetics Corp			78
2,292	*	HealthTronics, Inc			15
850	*	Herley Industries, Inc			14
2,934	*	Hologic, Inc			139
919	*	ICU Medical, Inc			37
1,260	*	I-Flow Corp			19
1,400	*	II-VI, Inc			39
2,696	*	Illumina, Inc			106
4,300	e*	Input/Output, Inc			59
1,332	*	Integra LifeSciences Holdings Corp			57
1,355	*	Intralase Corp			30
2,329	e*	Intuitive Surgical, Inc			223
2,044		Invacare Corp			50
1,673	e*	Ionatron, Inc			7
1,083	*	IRIS International, Inc			14
1,741	e*	Itron, Inc			90
2,194	*	Ixia			21
187,793		Johnson & Johnson			12,398
520	e*	Kensey Nash Corp			17
12,536		Kla-Tencor Corp			624
4,991	*	Kopin Corp			18
2,840	e*	Kyphon, Inc			115
4,151	e*	L-1 Identity Solutions, Inc			63
4,233	*	LTX Corp			24
742	e*	Measurement Specialties, Inc			16
582	*	Medical Action Industries, Inc			19
76,525		Medtronic, Inc			4,095
2,502	e	Mentor Corp			122
1,469	*	Merit Medical Systems, Inc			23
2,475	*	Mettler-Toledo International, Inc			195
3,429	e*	Millipore Corp			228
1,938		Mine Safety Appliances Co			71
2,254	*	MKS Instruments, Inc			51
1,101	*	Molecular Devices Corp			23
1,178		Movado Group, Inc			34

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

1,408		MTS Systems Corp			$54
3,725		National Instruments Corp			101
1,185	e*	Natus Medical, Inc			20
801	e*	Neurometrix, Inc			12
2,716	*	Newport Corp			57
398	*	Nextest Systems Corp			4
710	*	Northstar Neuroscience, Inc			10
2,136	*	NuVasive, Inc			49
794	e*	NxStage Medical, Inc			7
1,667	e	Oakley, Inc			33
246	e*	OYO Geospace Corp			14
1,140	e*	Palomar Medical Technologies, Inc			58
8,180		PerkinElmer, Inc			182
1,200	*	Photon Dynamics, Inc			14
14,021	e	Pitney Bowes, Inc			648
1,626		PolyMedica Corp			66
2,550	e*	RAE Systems, Inc			8
4,869	*	Resmed, Inc			240
4,842	*	Respironics, Inc			183
10,903		Rockwell Collins, Inc			690
1,037	*	Rofin-Sinar Technologies, Inc			63
5,730		Roper Industries, Inc			288
1,464	*	Rudolph Technologies, Inc			23
3,325	e*	Sirf Technology Holdings, Inc			85
1,080		Sirona Dental Systems, Inc			42
1,305	*	Sonic Solutions, Inc			21
957	e*	SonoSite, Inc			30
1,958	*	Spectranetics Corp			22
22,917	e*	St. Jude Medical, Inc			838
4,504		STERIS Corp			113
19,295		Stryker Corp			1,063
2,227	*	Symmetry Medical, Inc			31
2,400	e*	Techne Corp			133
5,600		Tektronix, Inc			163
2,183	*	Teledyne Technologies, Inc			88
12,883	*	Teradyne, Inc			193
26,428	*	Thermo Electron Corp			1,197
3,100	e*	ThermoGenesis Corp			13
3,422	e*	Thoratec Corp			60
3,521	*	Trimble Navigation Ltd			179
688	e	United Industrial Corp			35
2,110	*	Varian, Inc			94
1,820	*	Veeco Instruments, Inc			34
2,000	*	Ventana Medical Systems, Inc			86
1,897	*	Viasys Healthcare, Inc			53
828	e*	Vital Images, Inc			29
400		Vital Signs, Inc			20
6,718	*	Waters Corp			329
2,200	*	Wright Medical Group, Inc			51
59,218	*	Xerox Corp			1,004
1,200	e	X-Rite, Inc			15
311		Young Innovations, Inc			10
15,736	*	Zimmer Holdings, Inc			1,233
600	*	Zoll Medical Corp			35
1,176	*	Zygo Corp			19

		TOTAL INSTRUMENTS AND RELATED PRODUCTS			41,904

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
20,150		AON Corp			712
7,308		Brown & Brown, Inc			206
1,019		Clark, Inc			17
2,076		Crawford & Co (Class B)			15
6,200	e	Gallagher (Arthur J.) & Co			183
19,238		Hartford Financial Services Group, Inc			1,795

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

2,336		Hilb Rogal & Hobbs Co			$99
572		James River Group, Inc			19
34,578		Marsh & McLennan Cos, Inc			1,060
2,320		National Financial Partners Corp			102
3,049	*	USI Holdings Corp			47

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE			4,255

INSURANCE CARRIERS - 4.61%
2,172		21st Century Insurance Group			38
33,451		Aetna, Inc			1,444
676		Affirmative Insurance Holdings, Inc			11
31,546		Aflac, Inc			1,451
2,273		Alfa Corp			43
334	*	Alleghany Corp			121
40,465		Allstate Corp			2,635
6,619		Ambac Financial Group, Inc			590
3,620	e	American Equity Investment Life Holding Co			47
5,443		American Financial Group, Inc			195
139,711		American International Group, Inc			10,012
615		American National Insurance Co			70
978	*	American Physicians Capital, Inc			39
3,440	*	AMERIGROUP Corp			123
1,866	*	Argonaut Group, Inc			65
8,248	e	Assurant, Inc			456
625		Baldwin & Lyons, Inc (Class B)			16
1,052		Bristol West Holdings, Inc			17
2,823	*	Centene Corp			69
26,449		Chubb Corp			1,399
9,813		Cincinnati Financial Corp			445
1,505	e*	CNA Financial Corp			61
1,100	*	CNA Surety Corp			24
3,534		Commerce Group, Inc			105
10,017	*	Conseco, Inc			200
2,592		Delphi Financial Group, Inc (Class A)			105
900		Direct General Corp			19
850		Donegal Group, Inc (Class A)			17
168	e	EMC Insurance Group, Inc			6
3,457		Erie Indemnity Co (Class A)			200
881		FBL Financial Group, Inc (Class A)			34
13,156		Fidelity National Title Group, Inc (Class A)			314
1,175	e*	First Acceptance Corp			13
5,326		First American Corp			217
558	*	Fpic Insurance Group, Inc			22
28,526		Genworth Financial, Inc (Class A)			976
500		Great American Financial Resources, Inc			12
3,274		Hanover Insurance Group, Inc			160
839		Harleysville Group, Inc			29
7,008		HCC Insurance Holdings, Inc			225
7,094	*	Health Net, Inc			345
1,750	*	HealthExtras, Inc			42
1,202	*	Healthspring, Inc			24
2,970		Horace Mann Educators Corp			60
10,571	*	Humana, Inc			585
423		Independence Holding Co			9
1,436		Infinity Property & Casualty Corp			69
314		Kansas City Life Insurance Co			16
1,114	e	LandAmerica Financial Group, Inc			70
10,535		Leucadia National Corp			297
18,133		Lincoln National Corp			1,204
28,573		Loews Corp			1,185
561	*	Markel Corp			269
8,606	e	MBIA, Inc			629
1,665	*	Meadowbrook Insurance Group, Inc			16
1,767		Mercury General Corp			93

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

29,206		Metlife, Inc			$1,723
5,283	e	MGIC Investment Corp			330
742		Midland Co			31
720	e*	Molina Healthcare, Inc			23
1,024		National Interstate Corp			25
154		National Western Life Insurance Co (Class A)			35
3,152		Nationwide Financial Services, Inc (Class A)			171
838	*	Navigators Group, Inc			40
376		NYMAGIC, Inc			14
846		Odyssey Re Holdings Corp			32
4,060		Ohio Casualty Corp			121
14,741		Old Republic International Corp			343
3,636	*	Philadelphia Consolidated Holding Co			162
7,094		Phoenix Cos, Inc			113
1,846	*	PMA Capital Corp (Class A)			17
5,465		PMI Group, Inc			258
1,393		Presidential Life Corp			31
17,572		Principal Financial Group			1,032
2,003	*	ProAssurance Corp			100
49,587		Progressive Corp			1,201
4,643		Protective Life Corp			221
31,125		Prudential Financial, Inc			2,672
5,032		Radian Group, Inc			271
1,878		Reinsurance Group Of America, Inc			105
1,557		RLI Corp			88
7,468		Safeco Corp			467
784		Safety Insurance Group, Inc			40
646	*	SCPIE Holdings, Inc			17
999	*	SeaBright Insurance Holdings, Inc			18
1,800		Selective Insurance Group, Inc			103
44,205		St. Paul Travelers Cos, Inc			2,373
3,673		Stancorp Financial Group, Inc			166
913		State Auto Financial Corp			32
1,214		Stewart Information Services Corp			53
6,253	e	Torchmark Corp			399
1,074		Tower Group, Inc			33
1,735		Transatlantic Holdings, Inc			108
648	*	Triad Guaranty, Inc			36
1,337		United Fire & Casualty Co			47
85,342		UnitedHealth Group, Inc			4,585
3,055		Unitrin, Inc			153
2,474	*	Universal American Financial Corp			46
21,288		UnumProvident Corp			442
10,431		W.R. Berkley Corp			360
2,061	*	WellCare Health Plans, Inc			142
91		Wesco Financial Corp			42
2,375		Zenith National Insurance Corp			111

		TOTAL INSURANCE CARRIERS			45,870

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
3,954	*	Corrections Corp of America			179
1,248	*	Geo Group, Inc			47

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY			226

LEATHER AND LEATHER PRODUCTS - 0.14%
24,462	*	Coach, Inc			1,051
634	e*	CROCS, Inc			27
1,554	*	Genesco, Inc			58
2,283	*	Iconix Brand Group, Inc			44
1,333		Steven Madden Ltd			47
2,909	*	Timberland Co (Class A)			92
378		Weyco Group, Inc			9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

3,523		Wolverine World Wide, Inc			$101

		TOTAL LEATHER AND LEATHER PRODUCTS			1,429

LEGAL SERVICES - 0.01%
2,772	e*	FTI Consulting, Inc			77
852	e*	Pre-Paid Legal Services, Inc			34

		TOTAL LEGAL SERVICES			111

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
5,195		Laidlaw International, Inc			158

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT			158

LUMBER AND WOOD PRODUCTS - 0.03%
660	e	American Woodmark Corp			27
4,900	*	Champion Enterprises, Inc			46
742		Deltic Timber Corp			41
6,963		Louisiana-Pacific Corp			150
442		Skyline Corp			18
979		Universal Forest Products, Inc			46

		TOTAL LUMBER AND WOOD PRODUCTS			328

METAL MINING - 0.40%
2,964	e	Cleveland-Cliffs, Inc			143
17,376	e*	Coeur d’Alene Mines Corp			86
2,939		Foundation Coal Holdings, Inc			93
12,118		Freeport-McMoRan Copper & Gold, Inc (Class B)			675
5,720	e*	Hecla Mining Co			44
26,724		Newmont Mining Corp			1,207
12,940		Phelps Dodge Corp			1,549
3,261	e*	Rosetta Resources, Inc			61
1,140	e	Royal Gold, Inc			41
874	e	Southern Copper Corp			47
1,968	e*	Stillwater Mining Co			25

		TOTAL METAL MINING			3,971

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
2,000		Blyth, Inc			41
4,691		Callaway Golf Co			68
2,509		Daktronics, Inc			92
9,381	e	Fortune Brands, Inc			801
10,324		Hasbro, Inc			281
1,657	*	Jakks Pacific, Inc			36
3,216	*	K2, Inc			42
1,066	e	Marine Products Corp			13
24,326		Mattel, Inc			551
2,137		Nautilus, Inc			30
2,416	e*	Progressive Gaming International Corp			22
1,217	*	RC2 Corp			54
700	*	Russ Berrie & Co, Inc			11
2,343	*	Shuffle Master, Inc			61
467	*	Steinway Musical Instruments, Inc			15
2,613		Yankee Candle Co, Inc			90

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES			2,208

MISCELLANEOUS RETAIL - 1.22%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)			8
872	e*	AC Moore Arts & Crafts, Inc			19
20,120	e*	Amazon.com, Inc			794
3,240		Barnes & Noble, Inc			129

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

25,540		Best Buy Co, Inc			$1,256
1,412		Big 5 Sporting Goods Corp			34
1,004	e*	Blue Nile, Inc			37
921	e	Books-A-Million, Inc			21
3,769		Borders Group, Inc			84
968	e*	Build-A-Bear Workshop, Inc			27
2,000		Cash America International, Inc			94
3,306	*	CKX, Inc			39
3,853	e*	Coldwater Creek, Inc			94
51,993		CVS Corp			1,607
1,202	*	dELiA*s, Inc			13
2,338	e*	Dick’s Sporting Goods, Inc			115
6,881	*	Dollar Tree Stores, Inc			207
3,077	e*	Drugstore.com, Inc			11
2,322	*	Ezcorp, Inc (Class A)			38
2,059	e*	GSI Commerce, Inc			39
2,439	*	Hibbett Sporting Goods, Inc			74
2,107		Longs Drug Stores Corp			89
2,547		MSC Industrial Direct Co (Class A)			100
2,071	*	Nutri/System, Inc			131
18,058	*	Office Depot, Inc			689
4,584		OfficeMax, Inc			228
840	e*	Overstock.com, Inc			13
9,053		Petsmart, Inc			261
1,516	*	Priceline.com, Inc			66
35,035	e*	Rite Aid Corp			191
5,400	*	Sears Holdings Corp			907
1,250	*	Stamps.com, Inc			20
46,348		Staples, Inc			1,237
8,958		Tiffany & Co			352
1,504	*	Valuevision International, Inc (Class A)			20
64,031		Walgreen Co			2,938
1,783		World Fuel Services Corp			79
3,026	*	Zale Corp			85
933	*	Zumiez, Inc			28

		TOTAL MISCELLANEOUS RETAIL			12,174

MOTION PICTURES - 1.55%
2,781	e*	Avid Technology, Inc			104
12,560	*	Blockbuster, Inc (Class A)			66
840	e	Carmike Cinemas, Inc			17
43,382		CBS Corp (Class B)			1,353
6,036	*	Denny’s Corp			28
18,085	*	Discovery Holding Co (Class A)			291
2,719	*	DreamWorks Animation SKG, Inc (Class A)			80
1,016	e*	Gaiam, Inc (Class A)			14
3,427	*	Macrovision Corp			97
146,436		News Corp (Class A)			3,146
3,910	e	Regal Entertainment Group (Class A)			83
6,561	*	Time Warner Telecom, Inc (Class A)			131
252,540		Time Warner, Inc			5,500
132,119		Walt Disney Co			4,528

		TOTAL MOTION PICTURES			15,438

NONDEPOSITORY INSTITUTIONS - 1.82%
1,284	e*	Accredited Home Lenders Holding Co			35
4,592		Advance America Cash Advance Centers, Inc			67
1,255		Advanta Corp (Class B)			55
8,323		American Capital Strategies Ltd			385
68,585		American Express Co			4,161
8,444	e*	AmeriCredit Corp			213
2,425		Ares Capital Corp			46
645	e	Asta Funding, Inc			20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

25,437		Capital One Financial Corp			$1,954
5,801	e	CapitalSource, Inc			158
3,111	e	CharterMac			67
12,853		CIT Group, Inc			717
1,233	e*	CompuCredit Corp			49
38,481		Countrywide Financial Corp			1,634
611	e*	Credit Acceptance Corp			20
5,925	e*	Doral Financial Corp			17
61,742		Fannie Mae			3,667
591		Federal Agricultural Mortgage Corp (Class C)			16
1,621		Financial Federal Corp			48
1,630	*	First Cash Financial Services, Inc			42
2,946	e	First Marblehead Corp			161
44,011		Freddie Mac			2,988
2,956	*	INVESTools, Inc			41
3,210		MCG Capital Corp			65
925		Medallion Financial Corp			11
1,165	*	Nelnet, Inc (Class A)			32
1,181		NGP Capital Resources Co			20
2,600	e*	Ocwen Financial Corp			41
500	*	Penson Worldwide, Inc			14
26,194		SLM Corp			1,277
258		Student Loan Corp			54
1,200	e	Technology Investment Capital Corp			19
647	*	United PanAm Financial Corp			9
1,332	e*	World Acceptance Corp			63

		TOTAL NONDEPOSITORY INSTITUTIONS			18,166

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
1,482		AMCOL International Corp			41
2,075		Compass Minerals International, Inc			65
2,887		Florida Rock Industries, Inc			124
6,528		Vulcan Materials Co			587

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS			817

OIL AND GAS EXTRACTION - 1.70%
29,063		Anadarko Petroleum Corp			1,265
695	e*	Arena Resources, Inc			30
1,002	*	Atlas America, Inc			51
1,212	*	ATP Oil & Gas Corp			48
1,792	*	Atwood Oceanics, Inc			88
1,008	*	Aurora Oil & Gas Corp			3
20,570		Baker Hughes, Inc			1,536
795	*	Basic Energy Services, Inc			20
2,505		Berry Petroleum Co (Class A)			78
1,840	e*	Bill Barrett Corp			50
18,856		BJ Services Co			553
905	*	Bois d’Arc Energy, Inc			13
2,914	e*	Brigham Exploration Co			21
890	*	Bronco Drilling Co, Inc			15
2,963		Cabot Oil & Gas Corp			180
1,319	*	Callon Petroleum Co			20
7,368	*	Cameron International Corp			391
1,285	*	Carrizo Oil & Gas, Inc			37
3,520	e*	Cheniere Energy, Inc			102
25,787		Chesapeake Energy Corp			749
5,332		Cimarex Energy Co			195
632	*	Clayton Williams Energy, Inc			23
1,794	*	CNX Gas Corp			46
883	*	Complete Production Services, Inc			19
2,751	*	Comstock Resources, Inc			85
474	e*	Dawson Geophysical Co			17
2,443		Delta & Pine Land Co			99

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

2,636	e*	Delta Petroleum Corp			$61
7,600	*	Denbury Resources, Inc			211
3,830	e	Diamond Offshore Drilling, Inc			306
900	*	Edge Petroleum Corp			16
3,307	*	Encore Acquisition Co			81
2,180	e*	Energy Partners Ltd			53
9,901		ENSCO International, Inc			496
8,012		Equitable Resources, Inc			334
3,362	*	EXCO Resources, Inc			57
1,841	e*	Exploration Co of Delaware, Inc			25
3,346	*	Forest Oil Corp			109
4,373	e*	Gasco Energy, Inc			11
1,949	e*	GeoGlobal Resources, Inc			15
5,603	*	Global Industries Ltd			73
515	e*	GMX Resources, Inc			18
704	e*	Goodrich Petroleum Corp			25
12,950	e*	Grey Wolf, Inc			89
853	e*	Gulfport Energy Corp			12
65,702		Halliburton Co			2,040
6,583	e*	Hanover Compressor Co			124
2,496	*	Harvest Natural Resources, Inc			27
5,725	*	Helix Energy Solutions Group, Inc			180
6,898		Helmerich & Payne, Inc			169
1,295	*	Hercules Offshore, Inc			37
1,922	*	Houston Exploration Co			100
4,698	*	Mariner Energy, Inc			92
1,692	*	McMoRan Exploration Co			24
6,041	*	Meridian Resource Corp			19
1,023	e*	Metretek Technologies, Inc			13
11,348	*	National Oilwell Varco, Inc			694
5,171	*	Newpark Resources, Inc			37
3,462	*	Oceaneering International, Inc			137
2,048	*	Parallel Petroleum Corp			36
6,555	*	Parker Drilling Co			54
10,896	e	Patterson-UTI Energy, Inc			253
361	v*	PetroCorp			—	^
9,193	*	PetroHawk Energy Corp			106
1,000	*	Petroleum Development Corp			43
2,768	e*	Petroquest Energy, Inc			35
2,681	*	Pioneer Drilling Co			36
8,324		Pioneer Natural Resources Co			330
5,222	*	Plains Exploration & Production Co			248
3,511		Pogo Producing Co			170
10,387	*	Pride International, Inc			312
1,241	e*	Quest Resource Corp			13
4,023	*	Quicksilver Resources, Inc			147
1,325	e*	RAM Energy Resources, Inc			7
8,251		Range Resources Corp			227
6,954		Rowan Cos, Inc			231
1,462	e	RPC, Inc			25
1,453	*	SEACOR Holdings, Inc			144
10,637	*	Southwestern Energy Co			373
3,800		St. Mary Land & Exploration Co			140
1,752	*	Stone Energy Corp			62
2,208	e*	Sulphco, Inc			10
5,416	*	Superior Energy Services			177
720	*	Superior Well Services, Inc			18
1,701	*	Swift Energy Co			76
2,633	e*	Syntroleum Corp			9
4,120	*	Tetra Technologies, Inc			105
3,819		Tidewater, Inc			185
3,798	*	Todco			130
942	*	Toreador Resources Corp			24
2,067	e*	Transmeridian Exploration, Inc			7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

755	*	Trico Marine Services, Inc			$29
500	*	Union Drilling, Inc			7
2,793	*	Unit Corp			135
3,680	*	Vaalco Energy, Inc			25
2,000	*	Veritas DGC, Inc			171
1,156		W&T Offshore, Inc			35
3,436	e*	Warren Resources, Inc			40
1,989	*	W-H Energy Services, Inc			97
2,386	*	Whiting Petroleum Corp			111
23,477		XTO Energy, Inc			1,105

		TOTAL OIL AND GAS EXTRACTION			16,907

PAPER AND ALLIED PRODUCTS - 0.51%
6,690		Bemis Co			227
3,865	e	Bowater, Inc			87
1,676	*	Buckeye Technologies, Inc			20
1,977	*	Caraustar Industries, Inc			16
3,345	e*	Cenveo, Inc			71
1,356		Chesapeake Corp			23
2,970		Glatfelter			46
4,634	*	Graphic Packaging Corp			20
1,033		Greif, Inc (Class A)			122
28,579		International Paper Co			975
29,037		Kimberly-Clark Corp			1,973
4,293		Longview Fibre Co			94
11,755		MeadWestvaco Corp			353
1,971	e*	Mercer International, Inc			24
1,075		Neenah Paper, Inc			38
4,643		Packaging Corp of America			103
3,621	*	Playtex Products, Inc			52
1,984		Rock-Tenn Co (Class A)			54
1,040		Schweitzer-Mauduit International, Inc			27
15,753	*	Smurfit-Stone Container Corp			166
6,153		Sonoco Products Co			234
6,796		Temple-Inland, Inc			313
3,174		Wausau Paper Corp			48

		TOTAL PAPER AND ALLIED PRODUCTS			5,086

PERSONAL SERVICES - 0.15%
8,752		Cintas Corp			348
1,720		Coinmach Service Corp (Class A)			21
1,567	e*	Coinstar, Inc			48
1,405		G & K Services, Inc (Class A)			55
20,586		H&R Block, Inc			474
2,055		Jackson Hewitt Tax Service, Inc			70
2,615		Regis Corp			103
5,024	*	Sally Beauty Holdings, Inc			39
19,056	e	Service Corp International			195
587		Unifirst Corp			23
2,692		Weight Watchers International, Inc			141

		TOTAL PERSONAL SERVICES			1,517

PETROLEUM AND COAL PRODUCTS - 6.27%
783		Alon USA Energy, Inc			21
20,993		Apache Corp			1,396
4,076		Ashland, Inc			282
140,597		Chevron Corp			10,338
104,611		ConocoPhillips			7,527
683		Delek US Holdings, Inc			11
27,959		Devon Energy Corp			1,875
1,450		ElkCorp			60
15,549		EOG Resources, Inc			971

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

384,161		Exxon Mobil Corp			$29,438
7,314		Frontier Oil Corp			210
1,038	*	Giant Industries, Inc			78
2,769	e*	Headwaters, Inc			66
15,301		Hess Corp			758
3,104		Holly Corp			160
23,064		Marathon Oil Corp			2,133
12,027		Murphy Oil Corp			612
8,238	*	Newfield Exploration Co			379
11,486		Noble Energy, Inc			564
54,232		Occidental Petroleum Corp			2,648
8,555		Sunoco, Inc			534
4,424		Tesoro Corp			291
39,287		Valero Energy Corp			2,010
1,100		WD-40 Co			38
1,509	e	Western Refining, Inc			38

		TOTAL PETROLEUM AND COAL PRODUCTS			62,438

PRIMARY METAL INDUSTRIES - 0.89%
6,655	*	AK Steel Holding Corp			113
55,294		Alcoa, Inc			1,659
6,427		Allegheny Technologies, Inc			583
2,599		Belden CDT, Inc			102
1,200	*	Brush Engineered Materials, Inc			41
1,656		Carpenter Technology Corp			170
1,483	e*	Century Aluminum Co			66
3,000		Chaparral Steel Co			133
3,800	*	CommScope, Inc			116
99,061	*	Corning, Inc			1,853
1,511	e	Encore Wire Corp			33
3,250	*	General Cable Corp			142
1,633		Gibraltar Industries, Inc			38
3,639		Hubbell, Inc (Class B)			165
2,054	*	Lone Star Technologies, Inc			99
1,977		Matthews International Corp (Class A)			78
2,431		Mueller Industries, Inc			77
19,791		Nucor Corp			1,082
529	e	Olympic Steel, Inc			12
2,245	*	Oregon Steel Mills, Inc			140
8,740		Precision Castparts Corp			684
2,569		Quanex Corp			89
1,496	e*	RTI International Metals, Inc			117
1,362		Schnitzer Steel Industries, Inc (Class A)			54
6,190		Steel Dynamics, Inc			201
697		Steel Technologies, Inc			12
1,141	*	Superior Essex, Inc			38
1,500	e	Texas Industries, Inc			96
4,271	e*	Titanium Metals Corp			126
1,864		Tredegar Corp			42
7,919		United States Steel Corp			579
217	e*	Wheeling-Pittsburgh Corp			4
4,742	e	Worthington Industries, Inc			84

		TOTAL PRIMARY METAL INDUSTRIES			8,828

PRINTING AND PUBLISHING - 0.63%
2,726	*	ACCO Brands Corp			72
3,442		American Greetings Corp (Class A)			82
1,700		Banta Corp			62
5,738		Belo (A.H.) Corp (Class A)			105
2,400		Bowne & Co, Inc			38
734	*	Consolidated Graphics, Inc			43
594		Courier Corp			23
269		CSS Industries, Inc			10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

3,810	e	Dow Jones & Co, Inc			$145
3,934	*	Dun & Bradstreet Corp			326
1,693		Ennis, Inc			41
5,407		EW Scripps Co (Class A)			270
15,030		Gannett Co, Inc			909
3,853		Harte-Hanks, Inc			107
1,911	e	John H Harland Co			96
2,800		John Wiley & Sons, Inc (Class A)			108
2,807		Journal Communications, Inc (Class A)			35
2,824		Journal Register Co			21
2,965		Lee Enterprises, Inc			92
1,522	e	Martha Stewart Living Omnimedia, Inc (Class A)			33
3,328	e	McClatchy Co (Class A)			144
22,764		McGraw-Hill Cos, Inc			1,548
1,441		Media General, Inc (Class A)			54
1,890		Meredith Corp			107
8,530	e	New York Times Co (Class A)			208
945	e*	Playboy Enterprises, Inc (Class B)			11
2,200	e*	Presstek, Inc			14
9,402	e*	Primedia, Inc			16
1,699	e*	Private Media Group Ltd			7
3,336		R.H. Donnelley Corp			209
13,928		R.R. Donnelley & Sons Co			495
6,850		Reader’s Digest Association, Inc			114
977	e	Schawk, Inc			19
2,073	*	Scholastic Corp			74
1,179		Standard Register Co			14
4,875	e*	Sun-Times Media Group, Inc (Class A)			24
11,343	e	Tribune Co			349
3,018	*	Valassis Communications, Inc			44
256		Washington Post Co (Class B)			191

		TOTAL PRINTING AND PUBLISHING			6,260

RAILROAD TRANSPORTATION - 0.59%
23,204		Burlington Northern Santa Fe Corp			1,713
28,302		CSX Corp			974
2,172		Florida East Coast Industries			129
2,350	*	Genesee & Wyoming, Inc (Class A)			62
4,812	*	Kansas City Southern Industries, Inc			139
26,179		Norfolk Southern Corp			1,317
16,985		Union Pacific Corp			1,563

		TOTAL RAILROAD TRANSPORTATION			5,897

REAL ESTATE - 0.12%
520		California Coastal Communities, Inc			11
11,914	*	CB Richard Ellis Group, Inc (Class A)			396
378	e	Consolidated-Tomoka Land Co			27
4,444	e	Forest City Enterprises, Inc (Class A)			259
915	e*	Housevalues, Inc			5
2,306	e	Jones Lang LaSalle, Inc			212
785	e	Orleans Homebuilders, Inc			15
4,586	e	St. Joe Co			246
7,137		Stewart Enterprises, Inc (Class A)			45

		TOTAL REAL ESTATE			1,216

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.17%
464	*	AEP Industries, Inc			25
4,500		Cooper Tire & Rubber Co			64
623	e*	Deckers Outdoor Corp			37
10,789	e*	Goodyear Tire & Rubber Co			227
3,119	*	Jarden Corp			109
17,815		Newell Rubbermaid, Inc			516

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

680	e	PW Eagle, Inc			$24
2,068		Schulman (A.), Inc			46
5,333		Sealed Air Corp			346
809	*	Skechers U.S.A., Inc (Class A)			27
2,188		Spartech Corp			57
861	e	Titan International, Inc			17
714	e*	Trex Co, Inc			16
3,650		Tupperware Corp			83
2,075		West Pharmaceutical Services, Inc			106

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			1,700

SECURITY AND COMMODITY BROKERS - 3.18%
4,686		A.G. Edwards, Inc			297
13,853		Ameriprise Financial, Inc			755
7,593		Bear Stearns Cos, Inc			1,236
1,229		BlackRock, Inc			187
1,547		Calamos Asset Management, Inc (Class A)			42
3,408	e*	Cbot Holdings, Inc (Class A)			516
66,778		Charles Schwab Corp			1,292
2,135		Chicago Mercantile Exchange Holdings, Inc			1,088
586	e	Cohen & Steers, Inc			24
27,304	*	E*Trade Financial Corp			612
7,400		Eaton Vance Corp			244
5,905		Federated Investors, Inc (Class B)			199
10,997		Franklin Resources, Inc			1,212
448	e	GAMCO Investors, Inc (Class A)			17
762	e*	GFI Group, Inc			47
24,193		Goldman Sachs Group, Inc			4,823
1,134	e	Greenhill & Co, Inc			84
3,200	*	IntercontinentalExchange, Inc			345
2,414		International Securities Exchange, Inc			113
2,790	*	Investment Technology Group, Inc			120
13,764		Janus Capital Group, Inc			297
7,640	e	Jefferies Group, Inc			205
6,754	*	Knight Capital Group, Inc (Class A)			129
3,465	e*	LaBranche & Co, Inc			34
8,021	e	Legg Mason, Inc			762
33,925		Lehman Brothers Holdings, Inc			2,650
1,518	e*	MarketAxess Holdings, Inc			21
58,397		Merrill Lynch & Co, Inc			5,437
67,853		Morgan Stanley			5,525
913	*	Morningstar, Inc			41
6,078	*	Nasdaq Stock Market, Inc			187
5,100		Nuveen Investments, Inc (Class A)			265
10,048	e*	NYSE Group, Inc			977
1,419	e	optionsXpress Holdings, Inc			32
1,356	*	Piper Jaffray Cos			88
6,123		Raymond James Financial, Inc			186
870	e	Sanders Morris Harris Group, Inc			11
4,185	e	SEI Investments Co			249
766	e*	Stifel Financial Corp			30
1,151		SWS Group, Inc			41
16,920		T Rowe Price Group, Inc			741
19,605		TD Ameritrade Holding Corp			317
436	e*	Thomas Weisel Partners Group, Inc			9
98		Value Line, Inc			5
5,415		Waddell & Reed Financial, Inc (Class A)			148

		TOTAL SECURITY AND COMMODITY BROKERS			31,640

SOCIAL SERVICES - 0.01%
1,834	*	Bright Horizons Family Solutions, Inc			71
1,396	*	Capital Senior Living Corp			15
617	e*	Providence Service Corp			15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

1,211	*	Res-Care, Inc			$22

		TOTAL SOCIAL SERVICES			123

SPECIAL TRADE CONTRACTORS - 0.05%
246	e	Alico, Inc			12
1,686		Chemed Corp			62
2,673		Comfort Systems USA, Inc			34
2,650	*	Dycom Industries, Inc			56
1,800	*	EMCOR Group, Inc			102
1,632	*	Insituform Technologies, Inc (Class A)			42
987	e*	Integrated Electrical Services, Inc			18
685	*	Layne Christensen Co			23
7,172	e*	Quanta Services, Inc			141

		TOTAL SPECIAL TRADE CONTRACTORS			490

STONE, CLAY, AND GLASS PRODUCTS - 0.09%
2,068		Apogee Enterprises, Inc			40
1,725	*	Cabot Microelectronics Corp			59
1,443		CARBO Ceramics, Inc			54
3,273		Eagle Materials, Inc			141
9,943	e	Gentex Corp			155
10,207	*	Owens-Illinois, Inc			188
2,151	e*	US Concrete, Inc			15
5,000	e*	USG Corp			274

		TOTAL STONE, CLAY, AND GLASS PRODUCTS			926

TEXTILE MILL PRODUCTS - 0.01%
874		Oxford Industries, Inc			43
905		Xerium Technologies, Inc			9

		TOTAL TEXTILE MILL PRODUCTS			52

TOBACCO PRODUCTS - 1.32%
132,424		Altria Group, Inc			11,365
5,637		Loews Corp (Carolina Group)			365
10,694	e	Reynolds American, Inc			700
1,760		Universal Corp			86
10,412	e	UST, Inc			606
2,291	e	Vector Group Ltd			41

		TOTAL TOBACCO PRODUCTS			13,163

TRANSPORTATION BY AIR - 0.48%
3,864	*	ABX Air, Inc			27
677	*	Air Methods Corp			19
5,873	e*	Airtran Holdings, Inc			69
2,436	*	Alaska Air Group, Inc			96
13,522	e*	AMR Corp			409
1,291	e*	Atlas Air Worldwide Holdings, Inc			57
1,574	e*	Bristow Group, Inc			57
5,581	e*	Continental Airlines, Inc (Class B)			230
1,894	*	EGL, Inc			56
2,603	*	ExpressJet Holdings, Inc			21
19,416		FedEx Corp			2,109
2,150	e*	Frontier Airlines Holdings, Inc			16
11,166	e*	JetBlue Airways Corp			158
2,151	e*	Mesa Air Group, Inc			18
882	*	PHI, Inc			29
2,007	*	Republic Airways Holdings, Inc			34
4,035		Skywest, Inc			103
50,374		Southwest Airlines Co			772
6,333	e*	UAL Corp			279

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

3,920	e*	US Airways Group, Inc			$211

		TOTAL TRANSPORTATION BY AIR			4,770

TRANSPORTATION EQUIPMENT - 2.55%
1,197		A.O. Smith Corp			45
2,061	*	AAR Corp			60
1,493	*	Accuride Corp			17
1,438	*	Aftermarket Technology Corp			31
3,187	e	American Axle & Manufacturing Holdings, Inc			61
569		American Railcar Industries, Inc			19
1,100		Arctic Cat, Inc			19
4,699	e	ArvinMeritor, Inc			86
5,446		Autoliv, Inc			328
5,011	*	BE Aerospace, Inc			129
50,645		Boeing Co			4,499
6,184		Brunswick Corp			197
3,374		Clarcor, Inc			114
940	e*	Comtech Group, Inc			17
3,359		Federal Signal Corp			54
3,728	*	Fleetwood Enterprises, Inc			29
114,980	e*	Ford Motor Co			863
809	e	Freightcar America, Inc			45
709	*	Fuel Systems Solutions, Inc			16
3,656	e*	GenCorp, Inc			51
25,522		General Dynamics Corp			1,898
29,964	e	General Motors Corp			920
516	e*	GenTek, Inc			18
10,834		Genuine Parts Co			514
7,831		Goodrich Corp			357
869	e	Greenbrier Cos, Inc			26
1,580		Group 1 Automotive, Inc			82
17,050		Harley-Davidson, Inc			1,202
2,791		Harsco Corp			212
1,585	e	Heico Corp			62
11,633		ITT Industries, Inc			661
1,100	*	K&F Industries Holdings, Inc			25
1,612		Kaman Corp			36
23,111		Lockheed Martin Corp			2,128
598	*	Miller Industries, Inc			14
1,720		Monaco Coach Corp			24
1,700	*	Navistar International Corp			57
661	e	Noble International Ltd			13
21,656		Northrop Grumman Corp			1,466
3,572	*	Orbital Sciences Corp			66
4,741		Oshkosh Truck Corp			230
16,116	e	Paccar, Inc			1,046
9,182	*	Pactiv Corp			328
2,702	e	Polaris Industries, Inc			127
28,273		Raytheon Co			1,493
420	*	Sequa Corp (Class A)			48
3,000	*	Spirit Aerosystems Holdings, Inc (Class A)			100
1,631	e	Superior Industries International, Inc			31
2,719	*	Tenneco, Inc			67
8,223		Textron, Inc			771
2,382		Thor Industries, Inc			105
723	*	TransDigm Group, Inc			19
5,080	e	Trinity Industries, Inc			179
1,126	e	Triumph Group, Inc			59
2,648	*	TRW Automotive Holdings Corp			69
64,067		United Technologies Corp			4,005
7,145	*	Visteon Corp			61
2,193		Wabash National Corp			33
3,132		Westinghouse Air Brake Technologies Corp			95

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

2,242	e	Winnebago Industries, Inc			$74

		TOTAL TRANSPORTATION EQUIPMENT			25,401

TRANSPORTATION SERVICES - 0.19%
1,330		Ambassadors Group, Inc			41
446		Ambassadors International, Inc			20
11,120		CH Robinson Worldwide, Inc			455
783	*	Dynamex, Inc			18
13,654		Expeditors International Washington, Inc			553
2,972		GATX Corp			129
4,500	*	Hertz Global Holdings, Inc			78
2,568	*	HUB Group, Inc (Class A)			71
3,899	*	Lear Corp			115
2,493		Pacer International, Inc			74
2,021	*	RailAmerica, Inc			33
8,602		Sabre Holdings Corp (Class A)			274

		TOTAL TRANSPORTATION SERVICES			1,861

TRUCKING AND WAREHOUSING - 0.41%
1,500		Arkansas Best Corp			54
1,483	*	Celadon Group, Inc			25
2,934		Con-way, Inc			129
1,949		Forward Air Corp			56
3,489		Heartland Express, Inc			52
6,777	e	J.B. Hunt Transport Services, Inc			141
3,656		Landstar System, Inc			140
952	*	Marten Transport Ltd			17
1,717	*	Old Dominion Freight Line			41
421	*	P.A.M. Transportation Services, Inc			9
103	e*	Patriot Transportation Holding, Inc			10
566	*	Quality Distribution, Inc			8
900	*	Saia, Inc			21
3,232	e*	SIRVA, Inc			11
3,431	*	Swift Transportation Co, Inc			90
400	*	U.S. Xpress Enterprises, Inc (Class A)			7
40,944		United Parcel Service, Inc (Class B)			3,070
200	e*	Universal Truckload Services, Inc			5
341	*	USA Truck, Inc			6
3,416		Werner Enterprises, Inc			60
3,617	e*	YRC Worldwide, Inc			136

		TOTAL TRUCKING AND WAREHOUSING			4,088

WATER TRANSPORTATION - 0.06%
2,650	e	Alexander & Baldwin, Inc			117
1,989	e*	American Commercial Lines, Inc			130
1,244	*	Gulfmark Offshore, Inc			47
897		Horizon Lines, Inc (Class A)			24
1,586	*	Hornbeck Offshore Services, Inc			57
3,407	*	Kirby Corp			116
1,898		Overseas Shipholding Group, Inc			107

		TOTAL WATER TRANSPORTATION			598

WHOLESALE TRADE-DURABLE GOODS - 0.37%
5,979		Adesa, Inc			166
2,158		Agilysys, Inc			36
3,106		Applied Industrial Technologies, Inc			82
7,511	e*	Arrow Electronics, Inc			237
2,427		Barnes Group, Inc			53
2,807	e*	Beacon Roofing Supply, Inc			53
691	e	BlueLinx Holdings, Inc			7
3,472		BorgWarner, Inc			205

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

1,739	e	Building Material Holding Corp			$43
702		Castle (A.M.) & Co			18
1,444	*	Conceptus, Inc			31
7,074	e*	Cytyc Corp			200
1,490	*	Digi International, Inc			20
1,195	e*	Drew Industries, Inc			31
2,198	e*	Genesis Microchip, Inc			22
7,307		IKON Office Solutions, Inc			120
8,393	*	Ingram Micro, Inc (Class A)			171
3,362	*	Insight Enterprises, Inc			63
1,758	*	Interline Brands, Inc			39
1,077	*	Keystone Automotive Industries, Inc			37
3,799	e	Knight Transportation, Inc			65
300		Lawson Products, Inc			14
2,896	e*	LKQ Corp			67
2,945		Martin Marietta Materials, Inc			306
1,163	e*	Merge Technologies, Inc			8
300	*	MWI Veterinary Supply, Inc			10
2,729		Owens & Minor, Inc			85
8,816	*	Patterson Cos, Inc			313
4,013	e	PEP Boys-Manny Moe & Jack			60
3,306	e	Pool Corp			129
4,604	*	PSS World Medical, Inc			90
4,138		Reliance Steel & Aluminum Co			163
1,661	e	Ryerson Tull, Inc			42
3,673	*	Tech Data Corp			139
2,317	*	Tyler Technologies, Inc			32
4,791		W.W. Grainger, Inc			335
3,102	*	WESCO International, Inc			182
744	e*	West Marine, Inc			13

		TOTAL WHOLESALE TRADE-DURABLE GOODS			3,687

WHOLESALE TRADE-NONDURABLE GOODS - 0.82%
4,181		Airgas, Inc			169
2,860	e*	Akorn, Inc			18
5,454	*	Alliance One International, Inc			39
2,982	e*	Allscripts Healthcare Solutions, Inc			80
896	e	Andersons, Inc			38
3,973		Brown-Forman Corp (Class B)			263
26,528		Cardinal Health, Inc			1,709
1,813	e*	Central European Distribution Corp			54
638	*	Core-Mark Holding Co, Inc			21
8,770	*	Dean Foods Co			371
8,570	*	Endo Pharmaceuticals Holdings, Inc			236
284	e*	Green Mountain Coffee Roasters, Inc			14
1,991	*	Hain Celestial Group, Inc			62
5,563	*	Henry Schein, Inc			272
9,318	*	Idearc, Inc			267
500		Kenneth Cole Productions, Inc (Class A)			12
1,430		K-Swiss, Inc (Class A)			44
231	*	Maui Land & Pineapple Co, Inc			8
3,103		Men’s Wearhouse, Inc			119
1,570		Myers Industries, Inc			25
785	e	Nash Finch Co			21
12,312		Nike, Inc (Class B)			1,219
3,652		Nu Skin Enterprises, Inc (Class A)			67
1,009	e*	Nuco2, Inc			25
652	*	Perry Ellis International, Inc			27
28,397		Safeway, Inc			981
1,539	*	School Specialty, Inc			58
900	*	Smart & Final, Inc			17
2,212	e*	Source Interlink Cos, Inc			18
1,382		Spartan Stores, Inc			29
2,696		Stride Rite Corp			41

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

39,482		Sysco Corp			$1,451
6,305	e*	Terra Industries, Inc			76
2,309	*	Tractor Supply Co			103
2,582	e*	United Natural Foods, Inc			93
1,930	*	United Stationers, Inc			90
423		Valhi, Inc			11
849	*	Volcom, Inc			25

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			8,173

		TOTAL COMMON STOCKS (Cost $660,785)			993,253

WARRANTS - 0.00%**
COMMUNICATIONS - 0.00%**
3	e,v*	RCN Corp (Expires 12/21/06)			—	^

		TOTAL COMMUNICATIONS			—	^

		TOTAL WARRANTS (Cost $0)			—	^

SHORT-TERM INVESTMENTS - 6.20%

PRINCIPAL

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.14%
$ 800,000	d	Federal Home Loan Bank (FHLB)	4.800%	01/02/07	799
600,000	d	Federal National Mortgage Association (FNMA)	5.128	02/21/07	596

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			1,395

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.06%
60,398,852	v	State Street Navigator Securities Lending Prime Portfolio			60,399

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			60,399

		TOTAL SHORT-TERM INVESTMENTS (Cost $61,794)			61,794

		TOTAL PORTFOLIO - 105.92% (Cost $722,467)			1,055,047
		OTHER ASSETS & LIABILITIES, NET - (5.92%)			(59,003)

		NET ASSETS - 100.00%			$996,044

*	Non-income producing.

**	Percentage represents less than 0.01%.

^	Amount represents less than $1,000.

d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.

e	All or a portion of these securities are out on loan.

v	Security valued at fair value.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

OPEN FUTURES CONTRACTS:	NUMBER OF CONTRACTS	MARKET VALUE	EXPIRATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)

E-mini Russell 2000 Index	3	$238,470	March 2007	$(2,227)
E-mini S&P 500 Index	12	857,040	March 2007	2,713
E-mini S&P Mid 400 Index	2	162,260	March 2007	(3,194)

				$(2,708)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for the reporting period covered by this report.

(b) Changes in internal controls. There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics (EX-99.CODE.ETH)

12(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

12(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

12(b) Section 906 certification (EX-99.906CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date:	February 28, 2007	By:	/s/ Herbert M. Allison, Jr.
Herbert M. Allison, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	February 28, 2007	By:	/s/ Herbert M. Allison, Jr.
Herbert M. Allison, Jr.
President and Chief Executive Officer (principal executive officer)

Date:	February 28, 2007	By:	/s/ Georganne C. Proctor
Georganne C. Proctor
Executive Vice President and Chief Financial Officer (principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics (EX-99.CODE.ETH)

12(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

12(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

12(b) Section 906 certification (EX-99.906CERT)